As filed with the Securities and Exchange Commission on March 26, 2007

                                                             File No.


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.                      [ ]

   Post-Effective Amendment No.                     [ ]


                    Franklin Templeton International Trust
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              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
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                 (Registrant's Area Code and Telephone Number)

                One Franklin Parkway, San Mateo, CA 94403-1906
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 (Address of Principal Executive Offices: Number, Street, City, State, and Zip
                                     Code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, with a par value of $0.01 per share, of Templeton Global Long-Short Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 16, 2007, pursuant to Rule 488.






FRANKLIN TEMPLETON LOGO


                         FRANKLIN U.S. LONG-SHORT FUND

                       IMPORTANT SHAREHOLDER INFORMATION

   These materials are for a Special Meeting of Shareholders of Franklin U.S. Long-Short Fund, a series of Franklin Strategic Series, scheduled for June 21, 2007 at 9:00 a.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to your Fund. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page [3] of the Prospectus/Proxy Statement.

   WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.

   WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND
INFORMATION AT 1-800/DIAL BEN (800/342-5236).




















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                         TELEPHONE AND INTERNET VOTING
   For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
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FRANKLIN TEMPLETON LOGO



                         FRANKLIN U.S. LONG-SHORT FUND
                    (A SERIES OF FRANKLIN STRATEGIC SERIES)

                             ONE FRANKLIN PARKWAY
                           SAN MATEO, CA 94403-1906

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON JUNE 21, 2007

To the Shareholders of Franklin U.S. Long-Short Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Franklin U.S. Long-Short Fund ("U.S. Long-Short Fund"), a series of Franklin Strategic Series (the "Trust"), will be held at the Trust's offices, One Franklin Parkway, San Mateo, California, 94403-1906, June 21, 2007 at 9:00 a.m., Pacific Time. The Meeting is being called for the following purposes:

   To approve an Agreement and Plan of Reorganization (the "Plan") between the Trust, on behalf of U.S. Long-Short Fund, and Franklin Templeton
International Trust, on behalf of Templeton Global Long-Short Fund ("Global Long-Short Fund"), that provides for: (i) the acquisition of substantially all of the assets of U.S. Long-Short Fund by Global Long-Short Fund in exchange solely for Class A shares of Global Long-Short Fund and the assumption of certain liabilities of U.S. Long-Short Fund by Global
Long-Short Fund, (ii) the distribution of such shares to the shareholders of U.S. Long-Short Fund, and (iii) the complete liquidation and dissolution of U.S. Long-Short Fund. Shareholders of U.S. Long-Short Fund will receive Class A shares of Global Long-Short Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' Class A shares of U.S. Long-Short Fund.

   A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

   Shareholders of record as of the close of business on April 18, 2007 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                   By Order of the Board of Trustees,

                                   Karen L. Skidmore
                                   SECRETARY
[________], 2007


YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO U.S. LONG-SHORT FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.


                          PROSPECTUS/PROXY STATEMENT

   When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


                               TABLE OF CONTENTS

                                                              PAGE
COVER PAGE                                                      Cover

SUMMARY                                                           [#]
   What proposal will be voted on?                                [#]
   How will the Transaction affect me?                            [#]
   How will the shareholder voting be handled?                    [#]

COMPARISONS OF SOME IMPORTANT FEATURES                            [#]
   How do the investment goals, strategies and policies of        [#]
     the Funds compare?
   What are the risks of an investment in the Funds?              [#]
   What are the distribution and purchase procedures of the       [#]
     Funds?
   What are the redemption procedures and exchange privileges     [#]
     of the Funds?
   Who manages the Funds?                                         [#]
   What are the fees and expenses of each of the Funds and        [#]
     what might they be after the Transaction?
   How do the performance records of the Funds compare?           [#]
   Where can I find more financial and performance                [#]
     information about the Funds?
   What are other key features of the Funds?                      [#]

REASONS FOR THE TRANSACTION                                       [#]

INFORMATION ABOUT THE TRANSACTION                                 [#]
   How will the Transaction be carried out?                       [#]
   Who will pay the expenses of the Transaction?                  [#]
   What are the tax consequences of the Transaction?              [#]
   What should I know about the shares of Global Long-Short       [#]
     Fund?
   What are the capitalizations of the Funds and what might       [#]
     the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS    [#]
   Are there any significant differences between the              [#]
     investment goals, strategies, policies and risks of the
     Funds?
   How do the investment restrictions of the Funds differ?        [#]
   What are the principal risk factors associated with            [#]
investments in the Funds?

INFORMATION ABOUT GLOBAL LONG-SHORT FUND                          [#]

INFORMATION ABOUT U.S. LONG-SHORT FUND                            [#]

FURTHER INFORMATION ABOUT THE FUNDS                               [#]
VOTING INFORMATION                                                [#]
  How many votes are necessary to approve the Plan?               [#]
  How do I ensure my vote is accurately recorded?                 [#]
  May I revoke my proxy?                                          [#]
  What other matters will be voted upon at the Meeting?           [#]
  Who is entitled to vote?                                        [#]
  How will proxies be solicited?                                  [#]
  What other solicitations will be made?                          [#]
  Are there dissenters' rights?                                   [#]

INTERESTS OF AFFILIATED PERSONS                                   [#]
  Shares Held by Officers and Trustees                            [#]
  Five Percent Holders                                            [#]
  Interests of Affiliated Persons                                 [#]

SHAREHOLDER PROPOSALS                                             [#]
ADJOURNMENT                                                       [#]

GLOSSARY--USEFUL TERMS AND DEFINITIONS                            [#]

EXHIBITS TO PROSPECTUS/PROXY STATEMENT                            [#]

   EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION BY
     AND BETWEEN FRANKLIN STRATEGIC SERIES, ON BEHALF OF
     FRANKLIN U.S. LONG-SHORT FUND, AND FRANKLIN TEMPLETON       A-1
     INTERNATIONAL TRUST, ON BEHALF OF TEMPLETON GLOBAL
     LONG-SHORT FUND

   EXHIBIT B--PROSPECTUS OF TEMPLETON GLOBAL LONG-SHORT
     FUND--CLASS A, CLASS B AND ADVISOR CLASS, DATED MARCH 1,
     2007 (ENCLOSED)







2

                          PROSPECTUS/PROXY STATEMENT
                             DATED [_______], 2007

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                         FRANKLIN U.S. LONG-SHORT FUND
                    (A SERIES OF FRANKLIN STRATEGIC SERIES)

                       BY AND IN EXCHANGE FOR SHARES OF

                       TEMPLETON GLOBAL LONG-SHORT FUND
             (A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST)


   This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin U.S. Long-Short Fund ("U.S. Long-Short Fund"), which is a series of Franklin Strategic Series (the "Trust"). At the Meeting, shareholders of U.S. Long Short Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of U.S. Long-Short Fund vote to approve the Plan, substantially all of the assets of U.S. Long-Short Fund will be acquired by Templeton Global Long-Short Fund ("Global Long-Short Fund"), a series of Franklin Templeton International Trust (the "International Trust"), in exchange for Class A shares of Global Long-Short Fund ("Global Long-Short Fund Class A shares") and the assumption of certain liabilities of U.S. Long-Short Fund by Global Long-Short Fund. The principal offices of the Trust and the International Trust are located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the offices of both the Trust and the International Trust by telephone by calling 1-800-342-5236.

   The Meeting will be held at the Trust's offices, One Franklin Parkway, San Mateo, California, on June 21, 2007 at 9:00 a.m., Pacific Time. The Board of Trustees of the Trust, on behalf of U.S. Long-Short Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about April 19, 2007.

   If U.S. Long-Short Fund shareholders vote to approve the Plan, you will receive Global Long-Short Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of U.S. Long-Short Fund ("U.S. Long Short Fund Class A shares"). U.S. Long-Short Fund will then be liquidated and dissolved.

   The investment goals of U.S. Long-Short Fund and Global Long-Short Fund are substantially similar. Global Long-Short Fund's investment goal is long-term capital appreciation with less volatility than the global stock market. U.S. Long-Short Fund's investment goal is long-term capital appreciation with less volatility than the overall stock market. Franklin Advisers, Inc. ("FAI") serves as investment manager to both the U.S. Long-Short Fund and the Global Long-Short Fund and Templeton Global Advisors Limited ("TGAL") provides sub-advisory services to Global Long-Short Fund.

   This Prospectus/Proxy Statement gives the information about the proposed transaction and Global Long-Short Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Global Long-Short Fund and the proposed transaction has been filed with the SEC and can be found in the following documents:

o The Prospectus of Global Long-Short Fund--Class A, Class B and Advisor Class, dated March 1, 2007 (the "Global Long-Short Fund Prospectus"), as supplemented to date, is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated [________], 2007 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

   You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

   THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                    SUMMARY

   This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Global Long-Short Fund Prospectus (enclosed as Exhibit
B).


WHAT PROPOSAL WILL BE VOTED ON?

    At a meeting held on February 27, 2007, the Board of Trustees of the Trust, on behalf of U.S. Long-Short Fund, considered a proposal to reorganize U.S. Long-Short Fund with and into Global Long-Short Fund, approved the Plan and voted to recommend that shareholders of U.S. Long-Short Fund vote to approve the Plan. In addition, at a meeting also held on February 27, 2007, the Board of Trustees of the International Trust, on behalf of Global Long-Short Fund, concluded that the Transaction is in the best interests of Global Long-Short Fund and its shareholders and approved the Plan.

   If shareholders of U.S. Long-Short Fund vote to approve the Plan, it will result in the transfer of substantially all of U.S. Long-Short Fund's assets to Global Long-Short Fund, in exchange for Class A shares of Global Long-Short Fund of equivalent aggregate NAV and the assumption by Global Long-Short Fund of any open short sale positions of U.S. Long-Short Fund. Your Class A shares of U.S. Long-Short Fund will then be exchanged for Class A shares of Global Long-Short Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Global Long-Short Fund shares that you receive will likely be different than the number of U.S. Long-Short Fund shares that you own because of the Funds' different NAVs per share. After the shares of Global Long-Short Fund are distributed to U.S. Long-Short Fund shareholders, U.S. Long-Short Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of U.S. Long-Short Fund and will become a shareholder of Global Long-Short Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about June 28, 2007.

   FAI serves as investment manager to U.S. Long-Short Fund and Global Long-Short Fund and TGAL provides sub-advisory services to Global Long-Short Fund. While the investment goals of U.S. Long-Short Fund and Global Long-Short Fund are substantially similar, Global Long-Short Fund has policies that are similar, but not identical, to those of U.S. Long-Short Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" as such term is defined in the 1940 Act (the "Independent Trustees"), on behalf of U.S. Long-Short Fund, has determined that the Transaction is in the best interests of U.S. Long-Short Fund and its shareholders. The Board of Trustees of the Trust and the Board of Trustees of the International Trust also concluded that no dilution in value would result to the shareholders of U.S. Long-Short Fund or Global Long-Short Fund, respectively, as a result of the Transaction.

   It is expected that U.S. Long-Short Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Global Long-Short Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction--WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?"


                      THE BOARD OF TRUSTEES OF THE TRUST
                 RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE TRANSACTION AFFECT ME?

   It is anticipated that the Transaction will benefit you as follows:

   o Cost Savings: The total annual operating expenses as a percentage of net assets of Global Long-Short Fund are less than the operating expense ratio of U.S. Long-Short Fund. For the fiscal year ended October 31, 2006, Global Long-Short Fund's total annual operating expense ratio for Class A shares was 1.63% of average daily net assets, and for the six months ended October 31, 2006, U.S. Long-Short Fund's net annual operating expense ratio for Class A shares (less a 0.09% management fee waiver) was 1.87%.

   o Operating Efficiencies: Upon the reorganization of U.S. Long-Short Fund into Global Long-Short Fund, U.S. Long-Short Fund shareholders will become shareholders of a larger fund that may be able to achieve greater
      operating efficiencies.   As of December 31, 2006, U.S. Long-Short
      Fund's total net assets were approximately $31 million, and Global Long-Short Fund's total net assets were approximately $192 million.

   o Relative Performance: The performance of Global Long-Short Fund has exceeded the performance of U.S. Long-Short Fund. The one-year, three-year and five-year average annual total returns for Class A shares of U.S. Long-Short Fund for the periods ended December 31, 2006 were -6.51%, -1.02% and -1.93%, respectively. The one-year, three-year and five-year average annual total returns for Class A shares of Global Long-Short Fund for the periods ended December 31, 2006 were 7.76%, 5.23% and 4.97%, respectively.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

   Shareholders who own shares at the close of business on April 18, 2007 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of U.S. Long-Short Fund, or (ii) 67% or more of the outstanding shares of U.S. Long-Short Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of U.S. Long-Short Fund are present or represented by proxy ("Affirmative Majority Vote"). Computershare Fund Services, Inc. has been retained by U.S. Long-Short Fund to collect and tabulate shareholder votes.

   Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card, voting by telephone or through the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

   You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.


                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

   There are some differences in the goals and strategies used by each Fund. The investment goal of U.S. Long-Short Fund is to provide long-term capital appreciation in both up (bull) and down (bear) markets with less volatility than the overall stock market. The investment goal of Global Long-Short Fund is to provide long-term capital appreciation in both up (bull) and down
(bear) markets with less volatility than the overall GLOBAL stock market.

   Although U.S. Long-Short Fund may invest up to 20% of its net assets in foreign securities, it primarily invests (at least 80% of its net assets) in U.S. investments (primarily long and short positions in equity securities). On the other hand, Global Long-Short Fund primarily invests in equity securities of companies located anywhere in the world, including developing and emerging markets. Global Long-Short Fund invests in at least three different countries, which may include the United States.

   Under normal market conditions, both Funds primarily have both long and short positions in equity securities. U.S. Long-Short Fund's portfolio manager does not attempt to time the direction of the entire market, but keeps the flexibility to shift U.S. Long-Short Fund's net exposure (the value of equity securities held long less the value held short) depending on which market opportunities - long or short - look more attractive. Global Long-Short Fund's portfolio manager does not target a market neutral strategy and generally will have a net long position, although it may have a net short position in any region, country or sector.

    As of December 31, 2006, Global Long-Short Fund's portfolio consisted of 94% long positions, -27% short positions and 33% cash. On the other hand, as of December 31, 2006, U.S. Long-Short Fund's portfolio consisted of 66% long positions, -33% short positions and 67% cash. Furthermore, while more than 80% of U.S. Long-Short Fund's portfolio consisted of U.S. investments as of December 31, 2006, Global Long-Short Fund's portfolio as of the same time period (net of short sale positions) was comprised of 19% in investments in the United Kingdom, 18% in the U.S., 8% in Japan, 7% in South Korea, 6% in Germany, 3% in Taiwan and 3% in Norway. Moreover, as of December 31, 2006, Global Long-Short Fund had investments in 17 countries, including the U.S.

   There are also similarities between the strategies employed by both Funds. Both Funds may invest in stocks of companies of any size and may invest a substantial amount of their assets in smaller capitalization companies. In addition, each Fund may buy and sell options, financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on these contracts.

   For more information about the investment goals, strategies and policies of U.S. Long-Short Fund and Global Long-Short Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

   Investments in U.S. Long-Short Fund and Global Long-Short Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal.

   The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with equity securities and short sales.

   Global Long-Short Fund is subject to the risks of investing in foreign securities to a greater degree than U.S. Long-Short Fund. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. For example, the prices of foreign securities may be affected by, among others, the following factors:

   o Currency exchange rates - The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are denominated.

   o Political and economic developments - The value of the Fund's foreign investments may be adversely affected by political, economic and social instability in their home countries.

   o Availability of information - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

   o Limited markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies, Policies and Risks" below.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

    Shares of each Fund are sold on a continuous basis by Distributors. Class A shares of each Fund are sold at NAV per share plus a sales charge. U.S. Long-Short Fund Class A shareholders will not be assessed a sales charge on their receipt of Global Long-Short Fund Class A shares in connection with the Transaction.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE FUNDS?

    Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by check after prompt receipt of proper documents, including under certain circumstances signature guarantees. Each Fund has the same exchange privileges. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if you sell the shares within 18 months following their purchase. Shares of each Fund are subject to a 2% redemption fee if the shares are sold within 7 days following their purchase date.

WHO MANAGES THE FUNDS?

   The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust (in the case of U.S. Long-Short Fund) and the Board of Trustees of the International Trust (in the case of Global Long-Short Fund). Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." The Trust was organized as a Delaware statutory trust on January 25, 1991. The International Trust was organized as a Delaware statutory trust on March 19, 1991.

FAI is a direct, wholly owned subsidiary of Franklin Resources, Inc. ("Resources"),and TGAL is an indirect, wholly owned subsidiary of Resources. Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, FAI and its affiliates serve as investment manager or administrator to 46 registered investment companies, with approximately 156 U.S.-based funds or series. Resources has more than $564 billion in assets under management as of February 28, 2007. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

   Global Long-Short Fund's portfolio manager is:

   DALE A. WINNER, SENIOR VICE PRESIDENT OF TGAL Mr. Winner has been a manager of the Fund since its inception. He has primary responsibility for the investments of Global Long-Short Fund. He has final authority over all aspects of Global Long-Short Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

   The SAI for Global Long-Short Fund dated March 1, 2007 provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in Global Long-Short Fund. For information on how to obtain a copy of the SAI for Global Long-Short Fund, please see the section entitled "Information About Global Long-Short Fund."

   U.S. Long-Short Fund's portfolio managers are:

   DANIEL HENNESSY CFA, VICE PRESIDENT OF FAI Mr. Hennessy has been a manager of U.S. Long-Short Fund since 2005 providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2000.

   GARY KO CFA, PORTFOLIO MANAGER OF FAI Mr. Ko has been an assistant manager of U.S. Long-Short Fund since 2002, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2000.

   The SAI for U.S. Long-Short Fund dated September 1, 2006, as supplemented to date, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in U.S. Long-Short Fund. For information on how to obtain a copy of the SAI for U.S. Long-Short Fund, please see the section entitled "Information About U.S. Long-Short Fund."

   U.S. Long-Short Fund and Global Long-Short Fund have a substantially similar investment management fee schedule. Each Fund's fee is comprised of two components, a base fee and a performance adjustment to the base fee. The base fee is equal to an annual rate of 1.50% of the Fund's average daily net assets during the month that ends on the last day of the rolling 12-month performance period. The performance adjustment that either increases or decreases the base fee depends on how the Fund has performed relative to its index over the performance period. In total, each Fund could pay an annual management fee that ranges from 0.50% to 2.50% of average daily net assets over each fiscal year of the Fund. However, the indices of the two Funds for purposes of calculating their management fees differ. U.S. Long-Short Fund's index is the S&P 500(R) Index, and the Global Long-Short Fund's index is the Morgan Stanley Capital International World Index.

    With regard to U.S. Long-Short Fund, FAI has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by a cash sweep exemptive order from the SEC. While Global Long-Short Fund may also invest in a Franklin Templeton money fund pursuant to the cash sweep exemptive order, it currently does not do so.

   For the fiscal year ended October 31, 2006, Global Long-Short Fund paid FAI $857,840, or 0.58% of Global Long-Short Fund's average daily net assets. A discussion regarding the basis for the Board of Trustees of International Trust's approving the investment management contract of Global Long-Short
Fund is available in Global Long-Short Fund's Annual Report to shareholders for the fiscal year ended October 31, 2006.

   For the fiscal year ended April 30, 2006, U.S. Long-Short Fund paid FAI $332,202, or 0.56% of U.S. Long Short Fund's average daily net assets. A discussion regarding the basis for the Board of Trustees of the Trust's approving the investment management contract of U.S. Long-Short Fund is available in the U.S. Long-Short Fund's Semiannual Report to shareholders for the six-month period ended October 31, 2006.

   There are no material differences between the investment management contracts, except that FAI has contracted with TGAL to provided sub-advisory services to Global Long-Short Fund. Also, the benchmarks used by the Funds to calculate their investment management fees differ, as discussed above, which may have a material impact on the level of investment management fees paid by each Fund.

   Both U.S. Long-Short Fund and Global Long-Short Fund have identical administration fee schedules. Each Fund pays to Franklin Templeton Services, LLC administration fees monthly equal to an annual rate of 0.20% of the Fund's average daily net assets.

WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

   The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Funds. The table also shows the estimated fees and expenses for Global Long-Short Fund Class A shares after the Transaction. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a Class A shareholder of Global Long-Short Fund. You will not pay any initial or deferred sales charge in connection with the Transaction.


                        FEE TABLE FOR CLASS A SHARES OF
                U.S. LONG-SHORT FUND AND GLOBAL LONG-SHORT FUND

                                          ACTUAL+         PROJECTED++
                                --------------------------------------
                                     U.S.      GLOBAL     GLOBAL LONG-
                                  LONG-SHORT LONG-SHORT   SHORT FUND
                                     FUND       FUND       CLASS A
                                   CLASS A    CLASS A       AFTER
                                  (UNAUDITED)(AUDITED)    TRANSACTION
                                  ------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum sales charge (load)        5.75%(1)   5.75%(1)     5.75%(1)
as a percentage of offering
price
   Load imposed on purchases       5.75%(1)   5.75%(1)     5.75%(1)
   Maximum deferred sales           None(2)    None(2)      None(2)
   charge (load)
Redemption fee on shares sold      2.00%      2.00%        2.00%
within 7 calendar days
following their purchase
date(3)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund
assets)
Management fees                    0.50%(4),(5)0.58%(5)    0.58%(5)
Distribution and service           0.25%(4)    0.28%        0.28%
(12b-1) fees
Other expenses (including          1.21%(4)    0.77%        0.76%
administration fees)
                                  ------------------------------------
TOTAL ANNUAL FUND OPERATING        1.96%(4)    1.63%        1.62%
EXPENSES                          ------------------------------------
Management fee reduction          -0.09%(4),(6) None        None
                                  ------------------------------------
NET ANNUAL FUND OPERATING        1.87%(4)(6)(7) 1.63%(7)    1.62%(7)
EXPENSES

+ Information for U.S. Long Short-Fund is provided for the six months ended October 31, 2006. Information for Global Long-Short Fund is provided for the fiscal year ended October 31, 2006.
++ Projected expenses based on current and anticipated Global Long-Short Fund expenses as if the Transaction had been effective as of October 31, 2006.
+++ The projected expenses based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $59,865 to be borne by the Funds.

(1) The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2) There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge.

(3) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section in each Fund's prospectus.

(4) Annualized.

(5) The Fund's management fee is comprised of two components, an annual base management fee and a performance adjustment. As a result, the Fund could pay an annualized management fee in the range of 0.50% to 2.50% of the Fund's average daily net assets.

(6) The investment manager has agreed in advance to reduce its fee to reflect reduced services resulting from U.S. Long-Short Fund's investment in a Franklin Templeton money fund. This reduction is required by U.S. Long-Short Fund's Board of Trustees and an exemptive order by the SEC.

(7) Excluding dividend expense on securities sold short, net annual Fund operating expenses would have been 1.50%, 1.36% and 1.34%, respectively.


EXAMPLE

   This example can help you compare the cost of investing in U.S. Long-Short Fund Class A shares with the cost of investing in Global Long-Short Fund Class A shares, both before and after the Transaction. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------------------------------------
If you sell your shares at the
end of the period:
U.S. Long-Short Fund--Class A      $-754(1) $1,129   $1,528   $2,639
Global Long-Short Fund--Class A    $-731(1) $1,060   $1,411   $2,397
Projected Global Long-Short        $-730(1) $1,057   $1,406   $2,386
Fund--Class A
(After Transaction)

  (1) Assumes a contingent deferred sales charge (CDSC) will not apply.

  HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds, including sales charges, as of December 31, 2006, is shown below.

AVERAGE ANNUAL TOTAL RETURNS
                           INCEPTION                    SINCE
                                DATE  1 YEAR  5 YEARS  INCEPTION
----------------------------------------------------------------
U.S. Long-Short Fund--Class  5/28/99  -6.51%  -1.93%    8.91%
A(1)
Global Long-Short            7/31/01   7.76%   4.97%    4.92%
Fund--Class A(1)

(1)   Figures reflect the current maximum applicable sales charges.

    WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE
FUNDS?

   The Global Long-Short Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report to Shareholders for the Global Long-Short Fund, contain additional financial information about Global Long-Short Fund under the heading "Financial Highlights." Additional performance information as of the most recent calendar year ended December 31, 2006, including after tax return information, is contained in the Global Long-Short Fund Prospectus under the heading "Performance."

   The U.S. Long-Short Fund Prospectus, as well as the Annual Report and Semiannual Report to Shareholders for U.S. Long-Short Fund as of April 30, 2006 and October 31, 2006, respectively, contain more financial information about U.S. Long-Short Fund under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2005, including after tax return information, is contained in the U.S. Long-Short Fund Prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information About U.S. Long-Short Fund").


  WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

   The Funds use the same service providers for the following services:

   CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of U.S. Long-Short Fund. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11254, acts as custodian of the securities and other assets of Global Long-Short Fund.

   TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for U.S. Long-Short Fund and Global Long-Short Fund.

   ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to U.S. Long-Short Fund and Global Long-Short Fund under the same terms and conditions.

   DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions.

   DISTRIBUTION AND SERVICE (12B-1) FEES. Each Fund has a separate distribution or "Rule 12b-1" plan for its Class A shares. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell Class A shares. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

   Each Fund's Class A plan may pay up to 0.35% per year of the average daily net assets of Fund Class A shares. For more information regarding Global Long-Short Fund's Rule 12b-1 plan, please see "The Underwriter--Distribution and Service (12b-1) fees" in its current SAI dated March 1, 2007. For information on how to obtain a copy of the SAI for Global Long-Short Fund, please see the section entitled "Information About Global Long-Short Fund."

   PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Global Long-Short Fund and U.S. Long-Short Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more.

   In addition, shares of each Fund are subject to a 2% redemption fee if the shares are sold within 7 days following their purchase date.

   Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable redemption fee or CDSC. Redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if you sell the shares within 18 months following their purchase. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Global Long-Short Fund are outlined in the Global Long-Short Fund Prospectus under the heading "Your Account." The accompanying Global Long-Short Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

   DIVIDENDS AND DISTRIBUTIONS. Both Funds intend to pay a dividend at least annually representing substantially all of its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

   Each Fund has qualified, and Global Long-Short Fund intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income, derive at least 90% of its gross income from permitted sources and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

   The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."


                          REASONS FOR THE TRANSACTION

   The Board of Trustees of the Trust (the "Trust's Board"), on behalf of U.S. Long-Short Fund, has recommended that U.S. Long-Short Fund shareholders approve the Transaction in order to combine U.S. Long-Short Fund with a larger fund that has similar goals and investment policies. Shareholders of U.S. Long-Short Fund will benefit from the lower expenses and better performance of Global Long-Short Fund.

   A meeting of the Trust's Board was held on February 27, 2007 to consider the proposed Transaction. The Independent Trustees held a separate meeting to consider this matter. The Independent Trustees have been advised on this
matter by independent counsel to the Independent Trustees.   In addition, a
meeting of the International Trust's Board was held on February 27, 2007 to consider the proposed Transaction.

   The Trust's Board requested and received from FAI and TGAL written materials containing relevant information about Global Long-Short Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

   The Trust's Board considered the potential benefits and costs of the Transaction to U.S. Long-Short Fund shareholders. The Trust's Board reviewed detailed information about: (1) the investment goal, strategies and policies of Global Long-Short Fund; (2) the portfolio management of Global Long-Short Fund; (3) the financial and organizational strength of FAI and TGAL; (4) the comparability of the investment goals, policies, restrictions and investments of U.S. Long-Short Fund with those of Global Long-Short Fund; (5) the comparative short-term and long-term investment performance of U.S. Long-Short Fund and Global Long-Short Fund; (6) the current expense ratios of U.S. Long-Short Fund and Global Long-Short Fund; (7) the relative asset size of each Fund, including the benefits of U.S. Long-Short Fund joining with a larger fund; (8) the agreement by FAI to pay a portion of the expenses related to the Transaction; (9) the tax consequences of the Transaction to U.S. Long-Short Fund and its shareholders; and (10) the general characteristics of investors in U.S. Long-Short Fund.

   The Trust's Board also considered that: (a) there are differences between the goals and strategies used by each Fund; (b) the relatively small asset size of U.S. Long-Short Fund had prevented it from realizing significant economies of scale in reducing its expense ratio; (c) based on U.S. Long-Short Fund's historical asset growth and projected sales activity, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (d) benefits to shareholders, including operating efficiencies, may be achieved from combining the Funds; and (e) alternatives were available to shareholders of U.S. Long-Short Fund, including the ability to redeem their shares.

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of U.S. Long-Short Fund and that no dilution of value would result to the shareholders of U.S. Long-Short Fund from the Transaction. The Trust's Board approved the Plan on February 27, 2007 and recommended that shareholders of U.S. Long-Short Fund vote to approve the Transaction.

   The Board of Trustees of the International Trust, on behalf of Global Long-Short Fund, also concluded that the Transaction is in the best interests of Global Long-Short Fund and its shareholders and that no dilution of value would result to the shareholders of Global Long-Short Fund from the Transaction. Consequently, the Trustees of the International Trust approved the Plan on behalf of Global Long-Short Fund.

   FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY RECOMMENDS
                          THAT YOU VOTE FOR THE PLAN.


                       INFORMATION ABOUT THE TRANSACTION

   This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

  HOW WILL THE TRANSACTION BE CARRIED OUT?

   If the shareholders of U.S. Long-Short Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust and the International Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of U.S. Long-Short Fund do not approve the Plan, the Transaction will not take place, and U.S. Long-Short Fund will continue to operate as it does currently.

   Until the close of business on the day of the Meeting, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of U.S. Long-Short Fund approve the Plan at the Meeting, shares of U.S. Long-Short Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

   If the shareholders of U.S. Long-Short Fund approve the Plan, U.S. Long-Short Fund will transfer substantially all of its assets to Global Long-Short Fund on the closing date, which is scheduled for on or about June 28, 2007, but which may occur on a later date as the Trust and the International Trust may agree. In exchange, the International Trust will (i) assume any liabilities and obligations of U.S. Long-Short Fund relating to any open short sale positions that U.S. Long-Short Fund may have as of the closing date (the "Short Sale Obligations") and (ii) issue Class A shares of Global Long-Short Fund that have an aggregate NAV equal to the dollar value of the assets delivered to Global Long-Short Fund, less any Short Sale Obligations. The Trust will distribute the Global Long-Short Fund shares it receives to the shareholders of U.S. Long-Short Fund. Each shareholder of U.S. Long-Short Fund will receive a number of Global Long-Short Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her Class A shares of U.S. Long-Short Fund. The stock transfer books of U.S. Long-Short Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the closing date. U.S. Long-Short Fund will only accept requests for redemptions received in proper form before 1:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem shares of Global Long-Short Fund. As soon as is reasonably practicable after the transfer of its assets and any open short sale positions, U.S. Long-Short Fund will pay or make provision for payment of all its liabilities (other than the Short Sale Obligations). U.S. Long-Short Fund will then terminate its existence as a separate series of the Trust.

   To the extent permitted by law, the Trust and the International Trust may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on U.S. Long-Short Fund shareholders, such change will be submitted to the affected shareholders for their approval.

   Each of the Trust and the International Trust has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust and the International Trust under the Plan with respect to U.S. Long-Short Fund or Global Long-Short Fund, respectively, are subject to various conditions, including:

    o the International Trust's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

    o the shareholders of U.S. Long-Short Fund shall have approved the Transaction; and

    o the Trust and the International Trust shall have received the tax opinions described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for U.S. Long-Short Fund, Global Long-Short Fund or their respective shareholders.

   If the Trust and the International Trust agree, the Plan may be terminated or abandoned at any time before or after the approval of the shareholders of U.S. Long-Short Fund.

   Following the closing date, until outstanding certificates for shares of U.S. Long-Short Fund are surrendered, certificates for shares of U.S. Long-Short Fund shall be deemed, for all Global Long-Short Fund purposes, to evidence ownership of the appropriate number of Global Long-Short Fund shares into which the shares of U.S. Long-Short Fund have been converted. However, you will not be permitted to exchange your shares, transfer your shares, liquidate or change your registration on your account until you surrender your outstanding U.S. Long-Short Fund certificates, if any.

  WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

   Each Fund will pay 25% and FAI will pay 50% of the expenses resulting from the Transaction, including the costs of the proxy solicitation.

  WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

   The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions and representations received from the Trust, on behalf of U.S. Long-Short Fund, and the International Trust, on behalf of Global Long-Short Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to Global Long-Short Fund and U.S. Long-Short Fund, (i) that shareholders of U.S. Long-Short Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of U.S. Long-Short Fund for shares of Global Long-Short Fund and (ii) that neither Global Long-Short Fund nor its shareholders will recognize any gain or loss upon Global Long-Short Fund's receipt of the assets of U.S. Long-Short Fund. In addition, the holding period and aggregate tax basis for the Global Long-Short Fund shares that are received by a U.S. Long-Short Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of U.S. Long-Short Fund previously held by such shareholder.

    Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, U.S. Long-Short Fund would recognize gain or loss on the transfer of its assets to Global Long-Short Fund and each shareholder of U.S. Long-Short Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its U.S. Long-Short Fund shares and the fair market value of the shares of Global Long-Short Fund it received.

    Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Following the Transaction, any capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments) of U.S. Long-Short Fund will be subject to an annual limitation for federal income tax purposes. In general, the annual limitation that applies will be determined by multiplying the long-term tax-exempt rate published by the IRS by the net asset value of the U.S. Long-Short Fund on the closing date of the Transaction. This limitation will be increased by the amount of any net unrealized appreciation of investments, if any, of U.S. Long-Short Fund on the closing date. At its fiscal year ended April 30, 2006, U.S. Long-Short Fund had tax basis capital loss carryovers of $63,075,680, expiring as follows: $6,588,893 in 2010; $40,708,375 in 2011;
$5,254,173 in 2012; and $10,524,239 in 2014.  In comparison, the annual limitation on U.S. Long-Short Fund's capital loss carryovers will be approximately equal to $1.4 million based on the long-term tax-exempt rate published by the IRS (e.g., 4.18% in March 2007) and its net asset value (e.g., $33.6 million as of October 31, 2006). In addition, the U.S. Long-Short Fund had net unrealized appreciation in value of investments for tax purposes of $2.7 million as of October 31, 2006. Accordingly, it is likely that the Transaction will result in a significant portion of U.S. Long-Short Fund's loss carryovers expiring unutilized. On the other hand, the extent to which these loss carryover would otherwise be utilized if the Transaction does not occur is uncertain given the amount of the loss carryovers relative to the net asset value of U.S. Long-Short Fund.

    As of October 31, 2006, Global Long-Short Fund had no tax basis capital loss carryovers and net unrealized appreciation in value of investments for tax purposes of approximately $30.8 million.

   After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

  WHAT SHOULD I KNOW ABOUT THE SHARES OF GLOBAL LONG-SHORT FUND?

   Class A shares of Global Long-Short Fund will be distributed to Class A shareholders of U.S. Long-Short Fund, respectively, and generally will have the same legal characteristics as the shares of U.S. Long-Short Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Global Long-Short Fund issues other classes of shares, which have different expenses than the Global Long-Short Fund Class A shares. Global Long-Short Fund is a series of the International Trust, and U.S. Long-Short Fund is a series of the Trust. The Trust is organized as a Delaware statutory trust. The International Trust is organized as a Delaware statutory trust. Former shareholders of U.S. Long-Short Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Global Long-Short Fund until U.S. Long-Short Fund certificates have been returned.

  WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

   The following table sets forth, as of January 31, 2007, the capitalization of U.S. Long-Short Fund and Global Long-Short Fund. The table also shows the projected capitalization of Global Long-Short Fund as adjusted to give effect to the proposed Transaction. The capitalization of Global Long-Short Fund and its classes is likely to be different when the Transaction is consummated.

                                           GLOBAL          GLOBAL
                                 U.S.     LONG-SHORT    LONG-SHORT
                              LONG-SHORT  FUND        FUND--PROJECTED
                                 FUND     (UNAUDITED)     AFTER
                             (UNAUDITED)               TRANSACTION
                                                       (UNAUDITED)**
                             ----------------------------------------
Net assets (all classes)*         $31,117    $199,414       $230,471
(thousands)
Total shares outstanding (all  $1,882,833 $15,115,332    $17,466,877
classes)*
Class A net assets (thousands)    $31,117    $161,415       $192,478
Class A shares outstanding     $1,882,833 $12,207,292    $14,558,840
Class A net asset value per        $16.53      $13.22         $13.22
share
Class B net assets                    N/A     $34,395        $34,390
(thousands)
Class B shares outstanding            N/A  $2,635,203     $2,635,203
Class B net asset value per           N/A      $13.05         $13.05
share
Advisor Class net assets              N/A      $3,604         $3,604
(thousands)
Advisor Class shares                  N/A    $272,834       $272,834
outstanding
Advisor Class net asset               N/A      $13.21         $13.21
value per share

* U.S. Long-Short Fund only offers Class A shares. Global Long-Short Fund has three classes of shares: Class A, Class B and Advisor Class.

** The projected capitalization of Global Long-Short Fund after the Transaction includes the estimated expenses of the Transaction to be borne by Global Long-Short Fund and U.S. Long-Short Fund.

** The projected expenses based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $59,865 to be borne by the Funds.

 COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

   This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote, as defined herein, of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Global Long-Short Fund's investment policies and risks, you should read the Global Long-Short Fund Prospectus, which accompanies this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?

    There are some differences in the goals and strategies used by each Fund. The investment goal of U.S. Long-Short Fund is to provide long-term capital appreciation in both up (bull) and down (bear) markets with less volatility than the overall stock market. The investment goal of Global Long-Short Fund is to provide long-term capital appreciation in both up (bull) and down
(bear) markets with less volatility than the overall GLOBAL stock market.

    Although U.S. Long-Short Fund may invest up to 20% of its net assets in foreign securities, it primarily invests (at least 80% of its net assets) in U.S. investments (primarily long and short positions in equity securities). On the other hand, Global Long-Short Fund primarily invests in equity securities of companies located anywhere in the world, including developing and emerging markets. Global Long-Short Fund invests in at least three different countries, which may include the United States. As a result of these differences, Global Long-Short Fund is subject to the risks of investing in foreign securities to a greater degree than U.S. Long-Short Fund.

     Under normal market conditions, both Funds primarily have both long and short positions in equity securities. U.S. Long-Short Fund's portfolio manager does not attempt to time the direction of the entire market, but keeps the flexibility to shift U.S. Long-Short Fund's net exposure (the value of equity securities held long less the value held short) depending on which market opportunities - long or short - look more attractive. Global Long-Short Fund's portfolio manager does not target a market neutral strategy and generally will have a net long position, although it may have a net short position in any region, country or sector.

     As of December 31, 2006, Global Long-Short Fund's portfolio consisted of 94% long positions, -27% short positions and 33% cash. On the other hand, as of December 31, 2006, U.S. Long-Short Fund's portfolio consisted of 66% long positions, -33% short positions and 67% cash. Furthermore, while more than 80% of U.S. Long-Short Fund's portfolio consisted of U.S. investments as of December 31, 2006, Global Long-Short Fund's portfolio as of the same time period (net of short sale positions) was comprised of 19% in investments in the United Kingdom, 18% in the U.S., 8% in Japan, 7% in South Korea, 6% in Germany, 3% in Taiwan and 3% in Norway. Moreover, as of December 31, 2006, Global Long-Short Fund had investments in 17 countries, including the U.S.

     There are also certain similarities between the strategies employed by both Funds. Both Funds may invest in stocks of companies of any size and may invest a substantial amount of their assets in smaller capitalization companies. In addition, each Fund may buy and sell options, financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on these contracts.

  HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

   [The Funds' fundamental investment policies or restrictions are substantially similar. However, Global Long-Short Fund may invest up to 15% of its net assets in securities with a limited trading market.]

  WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

   Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

   STOCKS   Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by a Fund.

FOREIGN SECURITIES   Investing in foreign securities typically involves more
risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. For example, the prices of foreign securities may be affected by, among others, the following factors:

   o Currency exchange rates - The dollar value of a Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are denominated.

   o Political and economic developments - The value of a Fund's foreign investments may be adversely affected by political, economic and social instability in their home countries.

   o Availability of information - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

   o Limited markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

   SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

   COUNTRY, SECTOR OR INDUSTRY FOCUS To the extent a Fund invests a significant portion of its assets in one or more countries, sectors or industries at the same time, a Fund will face a greater risk of loss due to factors affecting those countries, sectors or industries than if a Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

    SHORT SALES Despite the intent to reduce risk by having both long and short positions, it is possible that a Fund's stocks held long will decline in value at the same time that the value of the stocks sold short increases, thereby increasing the potential for loss. A Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request the borrowed stocks be returned to it on short notice, at a time when, in order to return them, a Fund may have to buy the borrowed stocks at an unfavorable price. If this occurs at a time when other short sellers of the same stock also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale by buying borrowed stocks at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

    LEVERAGE Short sales effectively leverage a Fund's assets. The use of leverage may make any change in a Fund's net asset value even greater and thus result in increased volatility of returns. Assets that are used as collateral to cover the short sales may decrease in value while the short positions are outstanding. This may force a Fund to use its other assets to increase the collateral and reduce a Fund's flexibility in investing. Leverage also creates interest expense that may lower overall Fund returns.

    VALUE INVESTING A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the manager believes will increase the price of the security do not occur.

    LIQUIDITY Reduced liquidity may have an adverse impact on market price and a Fund's ability to sell particular securities when necessary to meet a Fund's liquidity needs or in response to a specific economic event.

                   INFORMATION ABOUT GLOBAL LONG-SHORT FUND

   Information about Global Long-Short Fund is included in the Global Long-Short Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Global Long-Short Fund is included in its SAI dated March 1, 2007, which is incorporated into the Global Long-Short Fund Prospectus and considered a part of this Prospectus/Proxy Statement. In addition, an SAI dated [________], 2007 relating to this Prospectus/Proxy Statement has been filed with the SEC. You may request a free copy of the SAI, Global Long-Short Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006, and other information by calling 1-800/DIAL-BEN(R) or by writing to Global Long-Short Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

   The International Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address: PUBLICINFO@SEC.GOV.

                    INFORMATION ABOUT U.S. LONG-SHORT FUND

   Information about U.S. Long-Short Fund is included in the current U.S. Long-Short Fund Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as U.S. Long-Short Fund's SAI dated September 1, 2006, as supplemented to date, the Trust's Annual Report to Shareholders dated April 30, 2006 and Semiannual Report to Shareholders dated October 31, 2006. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to U.S. Long-Short Fund by calling 1-800/DIAL BEN(R) or by writing to U.S. Long-Short Fund at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by the Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address: PUBLICINFO@SEC.GOV.

                      FURTHER INFORMATION ABOUT THE FUNDS

   The following is a discussion of the organization of each Fund. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.

   CAPITAL STRUCTURE. U.S. Long-Short Fund is one series of the Trust, which was organized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to a Trust Instrument dated January 25, 1991. Global Long-Short Fund is one series of the International Trust, which was organized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to a Trust Instrument dated March 19, 1991. The number of shares of each Fund is unlimited, each having a par value of [$0.01] per share. Each Fund may issue fractional shares.

   Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Fund shareholders have no appraisal rights.

   VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of the Trust and the International Trust is generally forty per cent of the shares entitled to vote, which are present in person or by proxy.

   The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

   Shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed, and, for the Trust and for the International Trust, by their Declaration of Trusts. For both the Trust and the International Trust, their Trust Instruments specifically give shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Declaration of Trust as required by the Declaration of Trust, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, (3) for dissolution of the Trust or a series of the Trust, and (4) on such matters as required by the Declaration of Trust, the by-laws and any registration statement of the Delaware Statutory Trust filed with the SEC or any State, or as the Trustees may consider necessary or desirable.

   [In the case of both the Trust and the International Trust, a majority vote is required in all matters other than the election of trustees, where a quorum is present, unless the Declaration of Trust, by-laws or applicable law provide otherwise.] Trustees of the Trust and the International Trust are elected by not less than a plurality of the votes cast of the holders of shares entitled to vote present in person or represented by proxy at a shareholders meeting at which a quorum is present.

   [The organizational documents for each Fund establish the maximum number of days prior to a shareholders' meeting during which a record date may be set by that Fund's Board. The maximum number of days is 120.]

   LEGAL STRUCTURES. Mutual funds, such as the Trust and the International Trust, formed under the Delaware Statutory Trust Act ("DSTA") are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses. For example, Delaware statutory trusts are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the charter or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting. The DSTA allows a fund to provide in its governing documents that each of these types of transactions may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act.

   LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Act, shareholders of the Trust and International Trust, including the Funds, are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

   BOARD OF TRUSTEES.   Pursuant to the laws of Delaware and each Trust's
Trust Instrument, the responsibility for the management of each Trust is vested in its Board of Trustees, which, among other things, is empowered by each Trust's Trust Instrument to elect the officers of each Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instrument, no Trustee of either Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   INSPECTION RIGHTS. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

   LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the sections entitled "Management" in each Fund's Prospectus.


                              VOTING INFORMATION

  HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

   An Affirmative Majority Vote, as defined herein, of the outstanding voting securities of U.S. Long-Short Fund is required to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share of U.S. Long-Short Fund held at the close of business on April 18, 2007 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

   Forty per cent (40%) of U.S. Long-Short Fund's aggregate shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions will be treated as votes cast at such Meeting, but broker non-votes will not be treated as votes cast at such Meeting. Abstentions and broker non-votes, therefore will be included for purposes of determining whether a quorum is present but will have the same effect as a vote AGAINST the Plan.

  HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

   You can vote in any one of four ways:

    o  By mail, with the enclosed proxy card;
    o  In person at the Meeting;
    o  By telephone; or
    o  Through the Internet.

   If your account is eligible for voting by telephone or through the Internet, separate instructions are enclosed.

   A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to U.S. Long-Short Fund. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

  MAY I REVOKE MY PROXY?

   You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.

  WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

   The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

  WHO IS ENTITLED TO VOTE?

   Shareholders of record of U.S. Long-Short Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [__________] outstanding Class A shares of U.S. Long-Short Fund.

  HOW WILL PROXIES BE SOLICITED?

    InvestorCONNECT, a division of The Altman Group, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $24,000. U.S. Long-Short Fund expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of U.S. Long-Short Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Board of the Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

    In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor representative, then the Solicitor representative may ask for the shareholder's instructions on the Proposal. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. The Solicitor will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

    If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person.

  WHAT OTHER SOLICITATIONS WILL BE MADE?

   U.S. Long-Short Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

  ARE THERE DISSENTERS' RIGHTS?

   Shareholders of U.S. Long-Short Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Global Long-Short Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms in the prospectus of the respective Fund.

                           PRINCIPAL HOLDERS OF SHARES

   As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of U.S. Long-Short Fund. In addition, as of the Record Date, the officers and directors of the International Trust, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of Global Long-Short Fund.

   From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding Class A shares of Global Long-Short Fund or U.S. Long-Short Fund.


        NAME AND ADDRESS         SHARE CLASS      PERCENTAGE
                                                  (%)

     ------------------------------------------------------------
     U.S. LONG-SHORT FUND:






     GLOBAL LONG-SHORT FUND:




   Upon completion of the Transaction, it is not expected that those persons disclosed above as owning 5% or more of U.S. Long-Short Fund's outstanding Class A shares will own in excess of 5% of the then outstanding Class A shares of Global Long-Short Fund. It is also not expected that the percentage ownership of Global Long-Short Fund by those persons listed above will materially change as a result of the Transaction.

                             SHAREHOLDER PROPOSALS

    The Trust is not required and does not intend to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in the Trust's proxy statement for the next meeting of shareholders should send his or her written proposal to the Trust's offices at One Franklin Parkway, San Mateo, California 94403-1906,
Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Trust's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

    Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust's proxy statement or presented at the meeting.

                                  ADJOURNMENT

   The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow for the further solicitation of proxies. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.




                                   By Order of the Board of Trustees,

                                   Karen L. Skidmore
                                   SECRETARY
    [________], 2007


                                   GLOSSARY

USEFUL TERMS AND DEFINITIONS

   AFFIRMATIVE MAJORITY VOTE-- the affirmative vote of the lesser of: (i) a majority of the outstanding shares of U.S. Long-Short Fund, or (ii) 67% or more of the outstanding shares of U.S. Long-Short Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of U.S. Long-Short Fund are present or represented by proxy.

   1940 ACT--Investment Company Act of 1940, as amended

   DISTRIBUTORS--Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

   FAI--Franklin Advisers, Inc., the investment manager for U.S. Long-Short Fund and Global Long-Short Fund.

   FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

   FRANKLIN TEMPLETON INVESTMENTS--All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company.

   FT SERVICES--Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' investment manager and principal underwriter.

   INVESTOR SERVICES--Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA, the shareholder servicing, transfer agent and dividend-paying agent for the Funds.

   NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

   RESOURCES--Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

   SAI--Statement of Additional Information

   SEC--U.S. Securities and Exchange Commission

   SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

    TGAL--Templeton Global Advisors Limited, which provides sub-advisory services to Global Long-Short Fund.

    U.S.--United States

                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT
  A. Form of Agreement and Plan of Reorganization by and between Franklin Strategic Series, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton International Trust, on behalf of Templeton Global Long-Short Fund (attached)

  B. Prospectus of Templeton Global Long-Short Fund--Class A, Class B and Advisor Class shares, dated March 1, 2007, as supplemented to date (enclosed)



                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this
[    ] day of [           ], 2007, by and between Franklin Strategic Series
("Strategic Series"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on behalf of its series, Franklin U.S. Long-Short Fund ("U.S. Long-Short Fund"), and Franklin Templeton
International Trust ("International Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on behalf of its series, Templeton Global Long-Short Fund ("Global Long-Short Fund").


                            PLAN OF REORGANIZATION

   The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by International Trust, on behalf of Global Long-Short Fund, of substantially all of the property, assets and goodwill of U.S. Long-Short Fund in exchange solely for full and fractional Class A shares of beneficial interest, without par value, of Global Long-Short Fund ("Global Long-Short Fund Shares"); (ii) the distribution of Global Long-Short Fund Shares to the shareholders of Class A shares of U.S. Long-Short Fund (the "U.S. Long-Short Fund Shares"), respectively, according to their respective interests in U.S. Long-Short Fund in complete liquidation of U.S. Long-Short Fund; and (iii) the dissolution of U.S. Long-Short Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.


                                   AGREEMENT

   In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF U.S. LONG-SHORT FUND.

   (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of International Trust, on behalf of Global Long-Short Fund, herein contained, and in consideration of the delivery by International Trust of the number of Global Long-Short Fund Shares hereinafter provided, Strategic Series, on behalf of U.S. Long-Short Fund, agrees that it will convey, transfer and deliver to International Trust, for the benefit of Global Long-Short Fund, at the Closing all of U.S. Long-Short Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for
(i) cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (a) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing
Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (b) pay such contingent liabilities as the Board of Trustees of Strategic Series shall reasonably deem to exist against U.S. Long-Short Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on U.S. Long-Short Fund's books, and (ii) any obligations and liabilities of U.S. Long-Short Fund relating to any open short-sale positions that U.S. Long-Short Fund may have as of the Closing Date (the "Short-Sale Obligations"), it being the intention of Global Long-Short Fund to assume any open short-sale positions of U.S. Long-Short Fund as of the Closing Date (hereinafter "Net Assets"). Neither International Trust nor Global Long-Short Fund shall assume any liability of U.S. Long-Short Fund or Strategic Series, other than any Short-Sale Obligations, and U.S. Long-Short Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

   (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Strategic Series, on behalf of U.S. Long-Short Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, International Trust agrees at the Closing to deliver to Strategic Series the number of Global Long-Short Fund Shares, determined by dividing the net asset value per share of Class A shares of U.S. Long-Short Fund by the net asset value per share of Class A shares of Global Long-Short Fund, and separately multiplying the result thereof by the number of outstanding Class A shares of U.S. Long-Short Fund, as of 1:00 p.m., Pacific Time, on the Closing Date. The Global Long-Short Fund Shares delivered to Strategic Series at the Closing shall have an aggregate net asset value equal to the value of U.S. Long-Short Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified herein.

   (c) Immediately following the Closing, Strategic Series shall dissolve U.S. Long-Short Fund and distribute pro rata to U.S. Long-Short Fund's shareholders of record as of the close of business on the Closing Date, Global Long-Short Fund Shares received by U.S. Long-Short Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Global Long-Short Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Global Long-Short Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of U.S. Long-Short Fund shall be entitled to surrender the same to the transfer agent for Global Long-Short Fund in exchange for the number of Global Long-Short Fund Shares of the same class into which the U.S. Long-Short Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Global Long-Short Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of U.S. Long-Short Fund shall be deemed for all Global Long-Short Fund purposes to evidence ownership of the number of Global Long-Short Fund Shares into which the U.S. Long-Short Fund Shares (which prior to the Closing were represented thereby) have been converted.

   (d) At the Closing, each shareholder of record of U.S. Long-Short Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of U.S. Long-Short Fund that such person had on such Distribution Record Date.

2. VALUATION.

   (a) The net asset value of Global Long-Short Fund Shares and U.S. Long-Short Fund Shares and the value of U.S. Long-Short Fund's Net Assets to be acquired by Global Long-Short Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of Global Long-Short Fund Shares and U.S. Long-Short Fund Shares and the value of U.S. Long-Short Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Global Long-Short Fund and U.S. Long-Short Fund.

   (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Global Long-Short Fund Shares or U.S. Long-Short Fund Shares or the value of U.S. Long-Short Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3. CLOSING AND CLOSING DATE.

   The Closing Date shall be June 28, 2007 or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Strategic Series at [2:00 p.m., Pacific Time,] on the Closing Date. Strategic Series, on behalf of U.S. Long-Short Fund, shall have provided for delivery as of the Closing of those Net Assets of U.S. Long-Short Fund to be transferred to the account of Global Long-Short Fund's Custodian, JPMorgan Chase Bank, Network Management, 4 Chase MetroTech Center--10th Floor, Brooklyn, NY 11245. Also, Strategic Series, on behalf of U.S. Long-Short Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of each class of U.S. Long-Short Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. International Trust, on behalf of Global Long-Short Fund, shall provide evidence satisfactory to Strategic Series that the Global Long-Short Fund Shares to be delivered to the account of U.S. Long-Short Fund have been registered in an account on the books of Global Long-Short Fund in such manner as the officers of Strategic Series on behalf of U.S. Long-Short Fund may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY INTERNATIONAL TRUST ON BEHALF OF GLOBAL LONG-SHORT FUND.

   International Trust, on behalf of Global Long-Short Fund, represents and warrants to Strategic Series that:

   (a) Global Long-Short Fund is a series of International Trust, a statutory trust created under the laws of the State of Delaware on March 19, 1991, and is validly existing under the laws of that State. International Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Global Long-Short Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) International Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Global Long-Short Fund, and each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. International Trust currently issues shares of two (2) series, including Global Long-Short Fund. Global Long-Short Fund is further divided into three classes of shares of which the Global Long-Short Fund Shares represent one class: Class A. No shareholder of International Trust shall have any option, warrant or preemptive right of subscription or purchase with respect to Global Long-Short Fund Shares.

   (c) The financial statements appearing in Global Long-Short Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006, audited by PricewaterhouseCoopers LLP and any interim unaudited financial statements fairly present the financial position of Global Long-Short Fund as of their respective dates and the results of Global Long-Short Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) The books and records of Global Long-Short Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Long-Short Fund.

   (e) International Trust has the power to own all of its properties and assets, to perform its obligations under the Plan and to consummate the transactions contemplated herein. International Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Global Long-Short Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

   (f) International Trust, on behalf of Global Long-Short Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("International Trust Declaration") or By-laws, as amended ("By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Global Long-Short Fund or International Trust of the transactions contemplated by the Plan, except for the registration of Global Long-Short Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

   (g) International Trust has elected to treat Global Long-Short Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Global Long-Short Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

   (h) Global Long-Short Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   (i) Global Long-Short Fund does not have any unamortized or unpaid organizational fees or expenses.

   (j) Global Long-Short Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

   (k) There is no intercorporate indebtedness existing between U.S. Long-Short Fund and Global Long-Short Fund that was issued, acquired or will be settled at a discount.

   (l) Global Long-Short Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of U.S. Long-Short Fund.

   (m) International Trust has no plan or intention to issue additional shares of Global Long-Short Fund following the reorganization except for shares issued in the ordinary course of Global Long-Short Fund's business as a series of an open-end investment company; nor does International Trust have any plan or intention to redeem or otherwise reacquire any shares of Global Long-Short Fund issued pursuant to the Plan of Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

   (n) Global Long-Short Fund is in the same line of business as U.S. Long-Short Fund before the Plan of Reorganization and did not enter into such line of business as part of the reorganization. Global Long-Short Fund will actively continue U.S. Long-Short Fund's business in substantially the same manner that U.S. Long-Short Fund conducted that business immediately before the Plan of Reorganization and has no plan or intention to change such business. On the Closing Date, Global Long-Short Fund expects that at least 33 1/3% of U.S. Long-Short Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Global Long-Short Fund. Global Long-Short Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the reorganization. Global Long-Short Fund has no plan or intention to sell or otherwise dispose of any of the former assets of U.S. Long-Short Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Global Long-Short Fund will continuously review its investment portfolio (as U.S. Long-Short Fund did before the Closing) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of U.S. Long-Short Fund.

   (o) The registration statement on Form N-14 referred to in Section 7(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Global Long-Short Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of U.S. Long-Short Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY STRATEGIC SERIES ON BEHALF OF U.S. LONG-SHORT FUND.

   Strategic Series, on behalf of U.S. Long-Short Fund, represents and warrants to International Trust that:

   (a) U.S. Long-Short Fund is a series of Strategic Series, a statutory trust created under the laws of the State of Delaware on January 25, 1991, and is validly existing under the laws of the State of Delaware. Strategic Series is duly registered under the 1940 Act as an open-end, management investment company and all of Strategic Series' U.S. Long-Short Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

   (b) Strategic Series is authorized to issue an unlimited number of shares of beneficial interest, without par value, of U.S. Long-Short Fund, and each outstanding share of which is fully paid, non-assessable, and has full voting rights. Strategic Series issues shares of twelve (12) series, including U.S. Long-Short Fund. U.S. Long-Short Fund has one class of shares: Class A, and an unlimited number of shares of beneficial interest of Strategic Series have been allocated and designated to such class of U.S. Long-Short Fund. No shareholder of Strategic Series has or will have any option, warrant or preemptive rights of subscription or purchase with respect to U.S. Long-Short Fund Shares.

   (c) The financial statements appearing in U.S. Long-Short Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2006, audited by PricewaterhouseCoopers LLP and any interim financial statements for Strategic Series fairly present the financial position of U.S. Long-Short Fund as of their respective dates and the results of U.S. Long-Short Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) Strategic Series has the power to own all of its properties and assets, to perform its obligations under the Plan and to consummate the transactions contemplated herein. Strategic Series has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct U.S. Long-Short Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

   (e) Strategic Series, on behalf of U.S. Long-Short Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Strategic Series Trust Instrument"), or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. U.S. Long-Short Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this
Plan) which will not be terminated by U.S. Long-Short Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by U.S. Long-Short Fund.

   (f) Strategic Series has elected to treat U.S. Long-Short Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. U.S. Long-Short Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

   (g) U.S. Long-Short Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   (h) U.S. Long-Short Fund does not have any unamortized or unpaid organization fees or expenses.

   (i) U.S. Long-Short Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company.

   (j) Since October 31, 2006 there has not been any material adverse change in U.S. Long-Short Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

   (k) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by U.S. Long-Short Fund or Strategic Series of the transactions contemplated by the Plan, except the necessary U.S. Long-Short Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

   (l) There is no intercorporate indebtedness existing between U.S. Long-Short Fund and Global Long-Short Fund that was issued, acquired or will be settled at a discount.

   (m) During the five-year period ending on the Closing Date, (i) U.S. Long-Short Fund has not acquired, and will not acquire, U.S. Long-Short Fund Shares with consideration other than Global Long-Short Fund Shares or U.S. Long-Short Fund Shares, except for redemptions in the ordinary course of U.S. Long-Short Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to U.S. Long-Short Fund Shares (other than regular, normal dividend distributions made pursuant to the U.S. Long-Short Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

   (n) As of the Closing Date, U.S. Long-Short Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of U.S. Long-Short Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

   (o) Throughout the five year period ending on the Closing Date, U.S. Long-Short Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. U.S. Long-Short Fund did not enter into (or expand) a line of business as part of the Plan of Reorganization. U.S. Long-Short Fund will not alter its investment portfolio in connection with the Plan of Reorganization.

6. REPRESENTATIONS AND WARRANTIES BY STRATEGIC SERIES AND INTERNATIONAL
TRUST.

   Strategic Series, on behalf of U.S. Long-Short Fund, and International Trust, on behalf of Global Long-Short Fund, each represents and warrants to the other that:

   (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific Time, on the Closing Date for the purpose of determining the number of Global Long-Short Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect each Fund's Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (b) Except as disclosed in its currently effective prospectus relating to U.S. Long-Short Fund, in the case of Strategic Series, and Global Long-Short Fund, in the case of International Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither International Trust nor Strategic Series is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Global Long-Short Fund's or U.S. Long-Short Fund's business or their ability to consummate the transactions herein contemplated.

   (c) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

   (d) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees, and the Plan, subject to the approval of U.S. Long-Short Fund's shareholders in the case of Strategic Series, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

   (e) It anticipates that consummation of the Plan will not cause either U.S. Long-Short Fund, in the case of Strategic Series, nor Global Long-Short Fund, in the case of International Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end their respective fiscal years.

7. COVENANTS OF STRATEGIC SERIES AND INTERNATIONAL TRUST.

      (a) Strategic Series, on behalf of U.S. Long-Short Fund, and International Trust, on behalf of Global Long-Short Fund, each covenants to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

      (b) Strategic Series, on behalf of U.S. Long-Short Fund, undertakes that it will not acquire Global Long-Short Fund Shares for the purpose of making distributions thereof to anyone other than U.S. Long-Short Fund's shareholders.

      (c) Strategic Series, on behalf of U.S. Long-Short Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve U.S. Long-Short Fund.

      (d) Strategic Series, on behalf of U.S. Long-Short Fund, and International Trust, on behalf of Global Long-Short Fund, each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      (e) At the Closing, Strategic Series, on behalf of U.S. Long-Short Fund, will provide Global Long-Short Fund a copy of the shareholder ledger accounts, certified by U.S. Long-Short Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of U.S. Long-Short Fund Shares as of 1:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of Global Long-Short Fund as a result of the transfer of assets that is the subject of the Plan.

      (f) The Board of Trustees of Strategic Series shall call and Strategic Series shall hold, a Special Meeting of U.S. Long-Short Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and Strategic Series shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Strategic Series agrees to mail to each shareholder of record of U.S. Long-Short Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and
Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (g) International Trust has filed with the SEC the Registration Statement and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

      (h) Subject to the provisions of this Plan, International Trust and Strategic Series each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY STRATEGIC SERIES AND INTERNATIONAL TRUST.

   The consummation of the Plan hereunder shall be subject to the following respective conditions:

   (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

   (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

   (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

   (d) That the Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of U.S. Long-Short Fund at a meeting or any adjournment thereof.

   (e) That a distribution or distributions shall have been declared for U.S. Long-Short Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific Time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

   (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of U.S. Long-Short Fund or Global Long-Short Fund.

   (g) That there shall be delivered to Strategic Series, on behalf of U.S. Long-Short Fund, and International Trust, on behalf of Global Long-Short Fund, an opinion in form and substance satisfactory to them, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to International Trust and Strategic Series, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Delaware, and based upon certificates of the officers of Strategic Series and International Trust with regard to matters of fact:

      (1) The acquisition by Global Long-Short Fund of substantially all the assets of U.S. Long-Short Fund as provided for herein in exchange solely for Global Long-Short Fund Shares and the assumption of Global Long-Short Fund of the Short-Sale Obligations of U.S. Long-Short Fund, followed by the distribution by U.S. Long-Short Fund to its shareholders of Global Long-Short Fund Shares in complete liquidation of U.S. Long-Short Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and U.S. Long-Short Fund and Global Long-Short Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

      (2) No gain or loss will be recognized by U.S. Long-Short Fund upon the transfer of substantially all of its assets to, and the assumption of its Short-Sale Obligations by, Global Long-Short Fund in exchange solely for voting shares of Global Long-Short Fund (Sections 361(a) and 357(a) of the Code);

      (3) Global Long-Short Fund will recognize no gain or loss upon the receipt of substantially all of the assets of U.S. Long-Short Fund in exchange solely for voting shares of Global Long-Short Fund and the assumption by Global Long-Short Fund of the Short-Sale Obligations of U.S. Long-Short Fund (Section 1032(a) of the Code);

      (4) No gain or loss will be recognized by U.S. Long-Short Fund upon the distribution of Global Long-Short Fund Shares to its shareholders in liquidation of U.S. Long-Short Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

      (5) The basis of the assets of U.S. Long-Short Fund received by Global Long-Short Fund will be the same as the basis of such assets to U.S. Long-Short Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

      (6) The holding period of the assets of U.S. Long-Short Fund received by Global Long-Short Fund will include the period during which such assets were held by U.S. Long-Short Fund (Section 1223(2) of the Code);

      (7) No gain or loss will be recognized by the shareholders of U.S. Long-Short Fund upon the exchange of their shares in U.S. Long-Short Fund for voting shares of Global Long-Short Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

      (8) The basis of Global Long-Short Fund Shares received by the shareholders of U.S. Long-Short Fund shall be the same as the basis of the U.S. Long-Short Fund Shares exchanged therefor (Section 358(a)(1) of the
Code);

      (9) The holding period of Global Long-Short Fund Shares received by shareholders of U.S. Long-Short Fund (including fractional shares to which they may be entitled) will include the holding period of U.S. Long-Short Fund Shares surrendered in exchange therefor, provided that U.S. Long-Short Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

     (10) Global Long-Short Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of U.S. Long-Short Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

   (h) That there shall be delivered to International Trust, on behalf of Global Long-Short Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Strategic Series, on behalf of U.S. Long-Short Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

      (1) U.S. Long-Short Fund is a series of Strategic Series and that Strategic Series is a validly existing statutory trust in good standing under the laws of the State of Delaware;

      (2) Strategic Series is authorized to issue an unlimited number of shares of beneficial interest, without par value, of U.S. Long-Short Fund. One class of shares of U.S. Long-Short Fund (Class A) has been designated as U.S. Long-Short Fund Shares, and an unlimited number of shares of beneficial interest of Strategic Series have been allocated to U.S. Long-Short Fund Shares;

      (3) Strategic Series is an open-end investment company of the management type registered as such under the 1940 Act;

      (4) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Strategic Series on behalf of U.S. Long-Short Fund; and

      (5) The Plan is the legal, valid and binding obligation of Strategic Series, on behalf of U.S. Long-Short Fund, and is enforceable against Strategic Series, on behalf of U.S. Long-Short Fund, in accordance with its terms.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Strategic Series with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Strategic Series.

  (i) That there shall be delivered to Strategic Series, on behalf of U.S. Long-Short Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to International Trust, on behalf of Global Long-Short Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

      (1) Global Long-Short Fund is a series of International Trust and International Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

      (2) International Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Global Long-Short Fund;

      (3) International Trust is an open-end investment company of the management type registered as such under the 1940 Act;

      (4) Global Long-Short Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by International Trust, on behalf of Global Long-Short Fund;

      (5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of International Trust, on behalf of Global Long-Short Fund;

      (6) The Plan is the legal, valid and binding obligation of International Trust, on behalf of Global Long-Short Fund, and is enforceable against International Trust, on behalf of Global Long-Short Fund, in accordance with its terms; and

      (7) To the best knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

   In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of International Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of International Trust.

   (j) That U.S. Long-Short Fund shall have received a certificate from the President or any Vice President and the Secretary or any Assistant Secretary of International Trust, on behalf of Global Long-Short Fund, to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective and at the date of the signing of this Plan, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

   (k) That International Trust's Registration Statement with respect to Global Long-Short Fund Shares to be delivered to U.S. Long-Short Fund's shareholders in accordance with the Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

   (l) That Global Long-Short Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Global Long-Short Fund Shares lawfully to be delivered to each holder of U.S. Long-Short Fund Shares.

   (m) That, at the Closing, there shall be transferred to International Trust, on behalf of Global Long-Short Fund, aggregate Net Assets of U.S. Long-Short Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of U.S. Long-Short Fund on the Closing Date.

   (n) That there be delivered to International Trust, on behalf of Global Long-Short Fund, information concerning the tax basis of U.S. Long-Short Fund in all securities transferred to Global Long-Short Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of U.S. Long-Short Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with U.S. Long-Short Fund with respect to each shareholder.

9. EXPENSES.

    The expenses of entering into and carrying out the provisions of this Plan shall be borne as follows: Franklin Advisers, Inc. will pay 50% of the expenses, including the costs of the proxy solicitation, and U.S. Long-Short Fund and Global Long-Short Fund will each pay 25% of the such expenses.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.
   (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of U.S. Long-Short Fund) prior to the Closing, or the Closing may be postponed as follows:

      (1) by mutual consent of Strategic Series, on behalf of U.S. Long-Short Fund, and International Trust, on behalf of Global Long-Short Fund;

      (2) by International Trust, on behalf of Global Long-Short Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

      (3) by Strategic Series, on behalf of U.S. Long-Short Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

   (b) If the transactions contemplated by the Plan have not been consummated by December 31, 2007, the Plan shall automatically terminate on that date, unless a later date is agreed to by both International Trust and Strategic Series.

   (c) In the event of termination of the Plan prior to consummation of the Plan of Reorganization pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Strategic Series, International Trust, U.S. Long-Short Fund nor Global Long-Short Fund, nor their trustees, officers, or agents or the shareholders of U.S. Long-Short Fund or Global Long-Short Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

   (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

   (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Strategic Series nor International Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

   (f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Strategic Series, on behalf of U.S. Long-Short Fund, or the Board of Trustees of International Trust, on behalf of Global Long-Short Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan without further vote or approval of the shareholders of U.S. Long-Short Fund, unless such terms and conditions shall result in a change in the method of computing the number of Global Long-Short Fund Shares to be issued to U.S. Long-Short Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of U.S. Long-Short Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Strategic Series shall promptly call a special meeting of the shareholders of U.S. Long-Short Fund at which such conditions so imposed shall be submitted for approval.

11. LIABILITY OF INTERNATIONAL TRUST AND STRATEGIC SERIES.

    (a) Each party acknowledges and agrees that all obligations of International Trust under the Plan are binding only with respect to Global Long-Short Fund; that any liability of International Trust under this Plan with respect to International Trust, or in connection with the transactions contemplated herein with respect to Global Long-Short Fund, shall be discharged only out of the assets of Global Long-Short Fund; that no other series of International Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Strategic Series nor U.S. Long-Short Fund shall seek satisfaction of any such obligation or liability from the shareholders of International Trust, the trustees, officers, employees or agents of International Trust, or any of them.

    (b) Each party acknowledges and agrees that all obligations of Strategic Series under the Plan are binding only with respect to U.S. Long-Short Fund; that any liability of Strategic Series under this Plan with respect to U.S. Long-Short Fund, or in connection with the transactions contemplated herein with respect to U.S. Long-Short Fund, shall be discharged only out of the assets of U.S. Long-Short Fund; that no other series of Strategic Series shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither International Trust nor Global Long-Short Fund shall seek satisfaction of any such obligation or liability from the shareholders of Strategic Series, the trustees, officers, employees or agents of Strategic Series, or any of them.

12. ENTIRE AGREEMENT AND AMENDMENTS.

   The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13. COUNTERPARTS.

   The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14. NOTICES.

   Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Global Long-Short Fund, at Franklin Templeton International Trust, One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, or U.S. Long-Short Fund, at Franklin Strategic Series, One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, as the case may be.

15. GOVERNING LAW.

    This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

                           [SIGNATURES ON NEXT PAGE]

   IN WITNESS WHEREOF, Strategic Series, on behalf of U.S. Long-Short Fund, and International Trust, on behalf of Global Long-Short Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


                                                FRANKLIN STRATEGIC SERIES,
                                                on behalf of FRANKLIN
                                                U.S. LONG-SHORT FUND

                                                By:

                                                   -----------------------
                                                    (Name) (Title)


                                                FRANKLIN TEMPLETON
                                                INTERNATIONAL TRUST, on
                                                behalf of TEMPLETON GLOBAL
                                                LONG-SHORT FUND

                                                By:

                                                   ----------------------
                                                    (Name) (Title)




               EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                 PLEASE SIGN, DATE AND RETURN YOUR
                            PROXY TODAY




PROXY                                                    PROXY

                  SPECIAL MEETING OF SHAREHOLDERS
                   FRANKLIN U.S. LONG-SHORT FUND
                           JUNE 21, 2007

The undersigned hereby revokes all previous proxies for his/her shares of Franklin U.S. Long-Short Fund ("U.S. Long-Short Fund")
and appoints [            ], and each of them, proxies of the
undersigned with full power of substitution to vote all shares of U.S. Long-Short Fund that the undersigned is entitled to vote at U.S. Long-Short Fund's Special Meeting of Shareholders to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 9:00 a.m., Pacific time on June 21, 2007, including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN STRATEGIC SERIES (THE "TRUST") ON BEHALF OF U.S. LONG-SHORT FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED FOR THE PROPOSAL REGARDING THE REORGANIZATION OF U.S. LONG-SHORT FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN TEMPLETON INTERNATIONAL TRUST, ON BEHALF OF TEMPLETON GLOBAL LONG-SHORT FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT
PROMPTLY.  THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO
SHAREHOLDERS WHO HAVE NOT RESPONDED.

                               VOTE VIA THE INTERNET:
                               WWW.FRANKLINTEMPLETON.COM
                               VOTE VIA TELEPHONE: 1-800-[      ]
                               CONTROL NUMBER:

                               Note: Please sign exactly as your
                               name appears on the proxy. If
                               signing for estates, trusts or
                               corporations, your title or
                               capacity should be stated. If
                               shares are held jointly, one or
                               more joint owners should sign
                               personally.


                               -------------------------------
                               Signature


                               -------------------------------
                               Signature


                                                    , 2007
                               --------------------
                               Date



                     (Please see reverse side)

               EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                 PLEASE SIGN, DATE AND RETURN YOUR
                            PROXY TODAY




THE  BOARD  OF  TRUSTEES  UNANIMOUSLY  RECOMMENDS  THAT YOU VOTE IN
FAVOR OF PROPOSAL 1.

                                             FOR  AGAINST  ABSTAIN
1. To approve an Agreement and Plan of        []    []       []
   Reorganization between the Trust, on
   behalf of U.S. Long-Short Fund, and
   Franklin Templeton International Trust,
   on behalf of Templeton Global Long-Short
   Fund ("Global Long-Short Fund"), that
   provides for (i) the acquisition of
   substantially all of the assets of U.S.
   Long-Short Fund by Global Long-Short
   Fund in exchange solely for Class A
   shares of Global Long-Short Fund and the assumption of certain liabilities of
   U.S. Long-Short Fund be Global
   Long-Short Fund, (ii) the distribution
   of such shares to the shareholders of
   U.S. Long-Short Fund, and (iii) the
   complete liquidation and dissolution of
   U.S. Long-Short Fund. Shareholders of
   U.S. Long-Short Fund will receive Class
   A shares of Global Long-Short Fund with
   an aggregate net asset value equal to
   the aggregate net asset value of the
   shareholders' Class A shares in U.S.
   Long-Short Fund.




        IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO
POSTAGE IS REQUIRED IF MAILED IN THE U.S.
















                             EXHIBIT B
                 TEMPLETON GLOBAL LONG-SHORT FUND
                  PROSPECTUS DATED MARCH 1, 2007

The prospectus of Templeton Global Long-Short Fund dated March 1, 2007, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of Franklin U.S. Long-Short Fund. For purposes of this EDGAR filing, the prospectus of Templeton Global Long-Short Fund dated March 1, 2007, is incorporated by reference to the electronic filing on Form N-1A made by Franklin Templeton International Trust on February 27, 2007, under Accession No. 0000876441-07-000010.



                              PART B

                STATEMENT OF ADDITIONAL INFORMATION
                                FOR
                 TEMPLETON GLOBAL LONG-SHORT FUND
                          DATED [], 2007


         Acquisition of Substantially All of the Assets of


                  FRANKLIN U.S. LONG-SHORT FUND,
               a series of Franklin Strategic Series

                 By and in exchange for shares of
                 TEMPLETON GLOBAL LONG-SHORT FUND,
        a series of Franklin Templeton International Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed acquisition of substantially all of the assets of Franklin U.S. Long-Short Fund in exchange for Class
A shares of Templeton Global Long-Short Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

        1. The Statement of Additional Information of Templeton Global Long-Short Fund dated March 1, 2007.

        2. Annual Report of Templeton Global Long-Short Fund for the fiscal year ended October 31, 2006.

        3. Annual Report of Franklin U.S. Long-Short Fund for the fiscal year ended April 30, 2006.

        4. Semi-Annual Report of Franklin U.S. Long-Short Fund for the period ended October 31, 2006.

        5. Pro Forma Financial Statements for the reorganization of Franklin U.S. Long-Short Fund with and into Templeton Global Long-Short Fund.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated [], 2007, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Global Long-Short Fund, P.O. Box 997151, Sacramento, CA 95899-9983.

----------------------------------------------------------



The Statement of Additional Information of Templeton Global Long-Short Fund dated March 1, 2007, is part of this SAI and will be provided to all shareholders of Franklin U.S. Long-Short Fund requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Global Long-Short Fund dated March 1, 2007, is incorporated by reference to the electronic filing made on February 27, 2007, under Accession No. 0000876441-07-000010.

The Annual Report to shareholders of Templeton Global Long-Short Fund for the fiscal year ended October 31, 2006, is part of this SAI and will be provided to all shareholders of Franklin U.S. Long-Short Fund requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Global Long-Short Fund for the fiscal year ended October 31, 2006, is incorporated by reference to the electronic filing on form N-CSR made on December 29, 2006, under Accession No. 0000876441-06-000020.

The Annual Report to shareholders of Franklin U.S. Long-Short Fund for the fiscal year ended April 30, 2006, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin U.S. Long-Short Fund for the fiscal year ended April 30, 2006, is incorporated by reference to the electronic filing on form N-CSR made on June 30, 2006, under Accession No. 0000872625-06-000009.

The Semi-Annual Report to shareholders of Franklin U.S. Long-Short Fund for the period ended on October 31, 2006, is part of this SAI and will be provided to all shareholders of Franklin U.S. Long-Short Fund requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin U.S. Long-Short Fund ended on October 31, 2006, is incorporated by reference to the electronic filing on form N-CSRS made on December 29, 2006, under Accession No. 0000872625-06-000032.


FRANKLIN U.S. LONG-SHORT FUND
TEMPLETON GLOBAL LONG-SHORT FUND
PRO FORMA COMBINING STATEMENTS OF INVESTMENTS, October 31, 2006
(UNAUDITED)

PRO FORMA COMBINING STATEMENT OF INVESTMENTS            FRANKLIN U.S.            TEMPLETON GLOBAL             TEMPLETON GLOBAL
AS OF OCTOBER 31, 2006 (UNAUDITED)        LONG-SHORT FUND            LONG-SHORT FUND              LONG-SHORT FUND
                                                                                                             Pro Forma Combined

                                                     SHARES        VALUE         SHARES        VALUE         SHARES        VALUE
    -------------------------------------------------------------------------------------------------------------------------------

    LONG TERM INVESTMENTS 88.3%
    COMMON STOCKS 88.2%
    BERMUDA 0.1%
  a Marvell Technology Group Ltd.                      16,821  $    307,488                                    16,821  $    307,488
                                                               ------------                                            ------------

    BRAZIL 0.2%
    Embraer-Empresa Brasileira de Aeronautica
     SA, ADR                                           11,982       498,811                                    11,982       498,811
                                                               ------------                                            ------------

    CANADA 0.8%
    Encana Corp.                                                                   38,160  $  1,813,063        38,160     1,813,063
                                                                                           ------------                ------------

    CHINA 0.1%
a,b Industrial and Commercial Bank of
     China, 144A                                      507,200       226,953                                   507,200       226,953
                                                               ------------                                            ------------

    FINLAND 1.8%
    Nokia Corp., ADR                                   14,350       285,278                                    14,350       285,278
                                                               ------------
    Stora Enso OYJ, R                                                             111,450     1,803,579       111,450     1,803,579
    UPM-Kymmene OYJ                                                                70,890     1,799,515        70,890     1,799,515
                                                                                           ------------                ------------
                                                                                              3,603,094                   3,888,372
                                                                                           ------------                ------------
    FRANCE 0.1%
    Total SA, B, ADR                                    4,646       316,579                                     4,646       316,579
                                                               ------------                                            ------------

    GERMANY 7.7%
    Bayerische Motoren Werke AG                                                    47,120     2,705,559        47,120     2,705,559
    Muenchener Rueckversicherungs-Gesellschaft
     AG                                                                            38,360     6,206,763        38,360     6,206,763
    Siemens AG                                                                     83,240     7,458,763        83,240     7,458,763
                                                                                           ------------                ------------
                                                                                             16,371,085                  16,371,085
                                                                                           ------------                ------------
    INDIA 1.1%
    Satyam Computer Services Ltd.                                                 237,780     2,332,012       237,780     2,332,012
                                                                                           ------------                ------------

    ISRAEL 0.8%
  a Check Point Software Technologies Ltd.                                         77,496     1,605,717        77,496     1,605,717
                                                                                           ------------                ------------

    ITALY 2.7%
    Eni SpA                                                                        78,758     2,375,167        78,758     2,375,167
    UniCredito Italiano SpA                                                       416,220     3,450,150       416,220     3,450,150
                                                                                           ------------                ------------
                                                                                              5,825,317                   5,825,317
                                                                                           ------------                ------------
    JAPAN 8.7%
    Fujifilm Holdings Corp.                                                       116,300     4,315,325       116,300     4,315,325
  a Konica Minolta Holdings Ltd.                                                  317,500     4,229,171       317,500     4,229,171
    Olympus Corp.                                                                  93,000     2,957,808        93,000     2,957,808
    Sohgo Security Services Co. Ltd.                                              167,700     2,982,225       167,700     2,982,225
    Sumitomo Mitsui Financial Group Inc.                                              239     2,615,483           239     2,615,483
    Takeda Pharmaceutical Co. Ltd.                                                 23,830     1,530,059        23,830     1,530,059
                                                                                           ------------                ------------
                                                                                             18,630,071                  18,630,071
                                                                                           ------------                ------------
    NETHERLANDS 1.2%
    ING Groep NV                                                                   58,600     2,595,900        58,600     2,595,900
                                                                                           ------------                ------------

    NORWAY 2.5%
    Telenor ASA                                                                   340,960     5,385,940       340,960     5,385,940
                                                                                           ------------                ------------

    SOUTH KOREA 5.8%
    Halla Climate Control Corp.                                                   152,390     1,762,856       152,390     1,762,856
    Hana Financial Group Inc.                                                      59,691     2,752,533        59,691     2,752,533
    LG Electronics Inc.                                                            21,720     1,313,919        21,720     1,313,919
    Samsung Electronics Co. Ltd.                                                    5,180     3,358,960         5,180     3,358,960
    Shinhan Financial Group Co. Ltd.                                               67,410     3,108,479        67,410     3,108,479
                                                                                           ------------                ------------
                                                                                             12,296,747                  12,296,747
                                                                                           ------------                ------------
    SWEDEN 0.7%
    Securitas AB, B                                                                71,460       939,938        71,460       939,938
  a Securitas Direct AB, B                                                         71,460       217,670        71,460       217,670
  a Securitas Systems AB, B                                                        71,460       238,447        71,460       238,447
                                                                                           ------------                ------------
                                                                                              1,396,055                   1,396,055
                                                                                           ------------                ------------
    SWITZERLAND 0.1%
    Roche Holding AG                                    1,255       219,563                                     1,255       219,563
                                                               ------------                                            ------------

    TAIWAN 2.8%
  c Compal Electronics Inc., GDR, Reg S                                           235,871     1,028,397       235,871     1,028,397
    D-Link Corp.                                                                2,197,360     2,447,399     2,197,360     2,447,399
    Giant Manufacturing Co. Ltd.                                                  671,000     1,051,756       671,000     1,051,756
    Mega Financial Holding Co. Ltd.                                             2,140,000     1,512,675     2,140,000     1,512,675
                                                                                           ------------                ------------
                                                                                              6,040,227                   6,040,227
                                                                                           ------------                ------------
    UNITED KINGDOM 16.3%
    Amvescap PLC                                                                  231,450     2,646,530       231,450     2,646,530
    BAE Systems PLC                                                               241,254     1,930,354       241,254     1,930,354
    BP PLC                                                                        312,740     3,477,622       312,740     3,477,622
    British Sky Broadcasting Group PLC                                            215,882     2,233,812       215,882     2,233,812
    Compass Group PLC                                                             682,390     3,650,866       682,390     3,650,866
    GlaxoSmithKline PLC                                                           193,762     5,174,007       193,762     5,174,007
    Group 4 Securicor PLC                                                         770,550     2,571,990       770,550     2,571,990
    Pearson PLC                                                                   263,929     3,893,838       263,929     3,893,838
    Royal Bank of Scotland Group PLC                                               98,903     3,523,845        98,903     3,523,845
    Royal Dutch Shell PLC, B                                                      105,699     3,786,142       105,699     3,786,142
    William Morrison Supermarkets PLC                                             386,494     1,900,080       386,494     1,900,080
                                                                                           ------------                ------------
                                                                                             34,789,086                  34,789,086
                                                                                           ------------                ------------
    UNITED STATES 34.6%
    3M Co.                                              4,671       368,262                                     4,671       368,262
  a Activision Inc.                                    23,221       358,068                                    23,221       358,068
    Advance Auto Parts Inc.                            11,116       389,282                                    11,116       389,282
    American International Group Inc.                                              50,390     3,384,696        50,390     3,384,696
  a Arris Group Inc.                                   24,696       330,926                                    24,696       330,926
    Ashland Inc.                                        5,669       335,038                                     5,669       335,038
    Best Buy Co. Inc.                                   6,080       335,920                                     6,080       335,920
  a Bristow Group Inc.                                                            112,940     3,749,608       112,940     3,749,608
    Bunge Ltd.                                          9,851       631,548                                     9,851       631,548
    CapitalSource Inc.                                 13,899       385,558                                    13,899       385,558
    Carnival Corp.                                     11,436       558,306                                    11,436       558,306
  a Cephalon Inc.                                       1,348        94,603                                     1,348        94,603
  a Charles River Laboratories International
     Inc.                                               4,114       176,573                                     4,114       176,573
    Chesapeake Energy Corp.                            11,905       386,198                                    11,905       386,198
  a Chico's FAS Inc.                                                               74,480     1,782,306        74,480     1,782,306
    Christopher & Banks Corp.                          11,092       299,373                                    11,092       299,373
  a Crocs Inc.                                         11,451       453,689                                    11,451       453,689
  a The DIRECTV Group Inc.                                                        123,660     2,755,145       123,660     2,755,145
    Dollar General Corp.                                7,081        99,346                                     7,081        99,346
    El Paso Corp.                                                                 330,410     4,526,617       330,410     4,526,617
  a Eurobancshares Inc.                                39,927       378,109                                    39,927       378,109
    Federal Signal Corp.                               10,678       162,946                                    10,678       162,946
    FedEx Corp.                                         4,108       470,530                                     4,108       470,530
    FirstEnergy Corp.                                   4,868       286,482                                     4,868       286,482
  a FormFactor Inc.                                    15,800       603,244                                    15,800       603,244
  a Franklin Bank Corp.                                21,252       429,503                                    21,252       429,503
    Harman International Industries Inc.                4,107       420,351                                     4,107       420,351
    Harris Corp.                                       15,878       676,403                                    15,878       676,403
  a Headwaters Inc.                                     7,463       184,709                                     7,463       184,709
  a Helix Energy Solutions Group Inc.                  13,159       425,035                                    13,159       425,035
    Hilton Hotels Corp.                                17,520       506,678                                    17,520       506,678
    IBERIABANK Corp.                                    4,243       249,658                                     4,243       249,658
  a Input/Output Inc.                                                             346,690     3,886,395       346,690     3,886,395
    J.B. Hunt Transport Services Inc.                  31,054       672,009                                    31,054       672,009
    JPMorgan Chase & Co.                                                           90,560     4,296,166        90,560     4,296,166
  a Kohl's Corp.                                        9,611       678,537                                     9,611       678,537
    Liz Claiborne Inc.                                                             37,950     1,600,352        37,950     1,600,352
    Lyondell Chemical Co.                               6,935       178,021                                     6,935       178,021
  a The Medicines Co.                                   3,043        78,996                                     3,043        78,996
    Merck & Co. Inc.                                                               81,410     3,697,642        81,410     3,697,642
    Merrill Lynch & Co. Inc.                                                       51,080     4,465,414        51,080     4,465,414
  a Microsemi Corp.                                    17,162       336,375                                    17,162       336,375
    Microsoft Corp.                                                               135,330     3,885,324       135,330     3,885,324
  a Newfield Exploration Co.                           10,941       446,283                                    10,941       446,283
    News Corp., A                                                                 128,770     2,684,854       128,770     2,684,854
    Paychex Inc.                                        8,450       333,606                                     8,450       333,606
    Peabody Energy Corp.                                5,862       246,028                                     5,862       246,028
  a Penwest Pharmaceuticals Co.                         2,536        44,938                                     2,536        44,938
    PepsiCo Inc.                                        5,440       345,114                                     5,440       345,114
    Pfizer Inc.                                                                    67,500     1,798,875        67,500     1,798,875
    Phillips-Van Heusen Corp.                          13,729       628,239                                    13,729       628,239
  a POZEN Inc.                                          5,342        88,837                                     5,342        88,837
    Public Service Enterprise Group Inc.                1,893       115,568                                     1,893       115,568
  a Quest Software Inc.                                26,346       388,076                                    26,346       388,076
    R&G Financial Corp., B                             40,356       310,741                                    40,356       310,741
  a Republic Airways Holdings Inc.                     29,065       519,391                                    29,065       519,391
    Rowan Cos. Inc.                                    10,794       360,304                                    10,794       360,304
    Schering-Plough Corp.                              20,597       456,018                                    20,597       456,018
  a Scientific Games Corp., A                          11,836       331,763                                    11,836       331,763
  a Seitel Inc.                                                                   869,850     3,009,681       869,850     3,009,681
  a SunPower Corp., A                                   7,873       264,927                                     7,873       264,927
    Target Corp.                                       11,015       651,868                                    11,015       651,868
  a Taser International Inc.                           45,346       422,171                                    45,346       422,171
    Torchmark Corp.                                                                58,570     3,612,598        58,570     3,612,598
    Tyco International Ltd.                                                       134,760     3,965,987       134,760     3,965,987
a,d VeriSign Inc.                                       8,376       173,216                                     8,376       173,216
    VF Corp.                                            6,349       482,587                                     6,349       482,587
  a ViaSat Inc.                                        18,917       513,407                                    18,917       513,407
    Wal-Mart Stores Inc.                                9,988       492,209                                     9,988       492,209
  a The Warnaco Group Inc.                             13,223       280,856                                    13,223       280,856
    Wm. Wrigley Jr. Co.                                 4,307       223,749                                     4,307       223,749
    Wm. Wrigley Jr. Co., B                              1,076        55,737                                     1,076        55,737
  a Zumiez Inc.                                        15,902       522,540                                    15,902       522,540
                                                               ------------                ------------                ------------
                                                                 20,638,449                  53,101,660                  73,740,109
                                                               ------------                ------------                ------------
    TOTAL COMMON STOCKS (COST $153,335,262)                      22,493,121                 165,785,974                 188,279,095
                                                               ------------                ------------                ------------

                                                                               CONTRACTS                   CONTRACTS
                                                                             ------------                ------------
    OPTIONS PURCHASED 0.1%
    PUTS
    UNITED KINGDOM 0.1%
    FTSE 100 Index, Dec. 5825 Puts, 12/15/06                                          253       106,163           253       106,163
                                                                                           ------------                ------------

    UNITED STATES 0.0%
    S & P 500 Index, Dec. 1260 Puts, 12/16/06                                         203        34,510           203        34,510
                                                                                           ------------                ------------

    TOTAL OPTIONS PURCHASED (COST $1,387,358)                                                   140,673                     140,673
                                                                                           ------------                ------------
    TOTAL LONG TERM INVESTMENTS
     (COST $154,722,620)                                                                   165,926,647                 188,419,768
                                                                                           ------------                ------------

    SHORT TERM INVESTMENTS 17.5%
                                                                               PRINCIPAL                   PRINCIPAL
                                                                                AMOUNT                      AMOUNT
                                                                             ------------                ------------
    TIME DEPOSIT 7.1%
    UNITED STATES 7.1%
    Paribas Corp., Time Deposit, 5.30%, 11/01/06                             $ 15,245,000    15,245,000  $ 15,245,000    15,245,000
                                                                                           ------------                ------------

    TOTAL INVESTMENTS BEFORE MONEY MARKET
     FUND AND REPURCHASE AGREEMENT
     (COST $169,967,620)                                                                                                203,664,768
                                                                                                                       ------------
                                                    SHARES                                                  SHARES
                                                 ------------                                            ------------
    MONEY MARKET FUND 4.0%
    Franklin Institutional Fiduciary Trust Money
     Market Portfolio, 4.96%                        8,419,824     8,419,824                                 8,419,824     8,419,824
                                                               ------------                                            ------------

                                                   PRINCIPAL                                              PRINCIPAL
                                                    AMOUNT                                                 AMOUNT*
                                                 ------------                                            ------------
    REPURCHASE AGREEMENT 6.4%
    Joint Repurchase Agreement, 5.264%, 11/01/06
     (Maturity Value $13,595,879)                $ 13,593,892    13,593,892                              $ 13,593,892    13,593,892
      ABN AMRO Bank, N.V., New York Branch
       (Maturity Value $1,279,916)
      Banc of America Securities LLC
       (Maturity Value $1,279,916)
      Barclays Capital Inc. (Maturity
       Value $1,279,916)
      Bear, Sterns & Co. Inc. (Maturity
       Value $1,023,906)
      BNP Paribas Securities Corp.
       (Maturity Value $1,279,916)
      Deutsche Bank Securities Inc.
       (Maturity Value $1,279,916)
      Greenwich Capital Markets Inc.
       (Maturity Value $1,279,916)
      Lehman Brothers Inc. (Maturity
       Value $1,052,729)
      Merrill Lynch Government Securities
       Inc. (Maturity Value $1,279,916)
      Morgan Stanley & Co. Inc. (Maturity
       Value $1,279,916)
      UBS Securities LLC (Maturity
       Value $1,279,916)
        Collateralized by U.S. Government
         Agency Securities, 2.625% - 7.25%,
         11/03/06 - 7/18/11; U.S. Treasury
         Bills, 3/15/07; and U.S. Treasury
         Notes, 3.375% - 6.125%, 3/15/07 -
         2/15/29
                                                               ------------                ------------                ------------

    TOTAL INVESTMENTS (COST $191,981,336) 105.8%                 44,506,837                 181,171,647                 225,678,484
    OPTIONS WRITTEN 0.0%e                                            (1,900)                    (92,592)                    (94,492)
    SECURITIES SOLD SHORT (19.8%)                               (12,586,426)                (29,582,198)                (42,168,624)
    OTHER ASSETS, LESS LIABILITIES 14.0%                          1,672,267                  28,291,560                  29,904,142
                                                               ------------                ------------                ------------
    NET ASSETS 100.0%                                          $ 33,590,778                $179,788,417                $213,319,510
                                                               ============                ============                ============

                                                   CONTRACTS                   CONTRACTS                   CONTRACTS
                                                 ------------                ------------                ------------
    OPTIONS WRITTEN (PREMIUMS RECEIVED $196,822)
     0.0%e
    UNITED STATES 0.0%e
    Input/Output Inc., May 12.50 Calls, 5/19/07                                     1,001        92,592         1,001        92,592
                                                                                           ------------
    VeriSign Inc., Jan. 35 Calls, 1/27/07                 380         1,900                                       380         1,900
                                                               ------------                                            ------------
                                                                                                                             94,492
                                                                                                                       ------------

                                                    SHARES                      SHARES                      SHARES
                                                 ------------                ------------                ------------
    SECURITIES SOLD SHORT 19.8%
    AUSTRALIA 1.3%
    Foster's Group Ltd.                                                           556,600     2,779,612       556,600     2,779,612
                                                                                           ------------                ------------

    DENMARK 1.9%
    Danisco AS                                                                     15,120     1,216,787        15,120     1,216,787
    A P Moller - Maersk A/S                                                           300     2,717,326           300     2,717,326
                                                                                           ------------                ------------
                                                                                              3,934,113                   3,934,113
                                                                                           ------------                ------------
    GERMANY 0.2%
    Adidas AG                                           6,878       344,451                                     6,878       344,451
                                                               ------------                                            ------------

    INDIA 1.2%
    Infosys Technologies Ltd., ADR                                                 50,870     2,650,327        50,870     2,650,327
                                                                                           ------------                ------------

    SOUTH AFRICA 1.6%
    SABMiller PLC                                                                 180,000     3,481,295       180,000     3,481,295
                                                                                           ------------                ------------

    SPAIN 0.1%
    Repsol YPF SA, ADR                                  8,778       293,624                                     8,778       293,624
                                                               ------------                                            ------------

    UNITED STATES 13.5%
    American Axle & Manufacturing Holdings Inc.         9,816       184,050                                     9,816       184,050
    Arctic Cat Inc.                                    10,916       195,506                                    10,916       195,506
    Avici Systems Inc.                                 66,913       461,031                                    66,913       461,031
    Big Lots Inc.                                      25,251       532,291                                    25,251       532,291
    BJ's Wholesale Club Inc.                            8,436       241,691                                     8,436       241,691
    Brinker International Inc.                                                     38,300     1,778,269        38,300     1,778,269
    Cabela's Inc., A                                   13,472       317,939                                    13,472       317,939
    Charlotte Russe Holdings Inc.                       6,620       183,043                                     6,620       183,043
    Chubb Corp.                                                                    34,180     1,816,667        34,180     1,816,667
    Covenant Transport Inc., A                         26,587       332,072                                    26,587       332,072
    Darden Restaurants Inc.                             8,133       340,773                                     8,133       340,773
    Dillard's Inc., A                                  23,111       697,259                                    23,111       697,259
    DJO Inc.                                           12,328       495,955                                    12,328       495,955
    Energy Select Sector SPDR Fund                      9,366       521,967                                     9,366       521,967
    Evergreen Solar Inc.                               10,759        93,603                                    10,759        93,603
    First Republic Bank                                 8,974       349,448                                     8,974       349,448
    Fred's Inc.                                         9,419       123,201                                     9,419       123,201
    FTD Group Inc.                                     21,058       335,875                                    21,058       335,875
    General Motors Corp.                                                           78,000     2,723,760        78,000     2,723,760
    Glacier Bancorp Inc.                               13,524       472,258                                    13,524       472,258
    The Goldman Sachs Group Inc.                                                   19,200     3,643,968        19,200     3,643,968
    iShares Nasdaq Biotechnology Index Fund             3,672       292,658                                     3,672       292,658
    Kansas City Southern                               13,649       387,495                                    13,649       387,495
    Kellwood Co.                                       14,925       456,705                                    14,925       456,705
    Longs Drug Stores Corp.                            10,888       468,620                                    10,888       468,620
    LSI Logic Corp.                                    12,967       130,318                                    12,967       130,318
    MGM MIRAGE                                                                     32,080     1,380,082        32,080     1,380,082
    Napster Inc.                                      103,134       488,855                                   103,134       488,855
    Novellus Systems Inc.                              12,893       356,491                                    12,893       356,491
    Old Second Bancorp Inc.                            11,922       360,521                                    11,922       360,521
    PPG Industries Inc.                                 2,220       151,848                                     2,220       151,848
    Raymond James Financial Inc.                       11,670       371,806                                    11,670       371,806
    Robbins & Myers Inc.                               14,457       556,450                                    14,457       556,450
    Royal Caribbean Cruises Ltd.                        5,415       219,308                                     5,415       219,308
    S&P 500 Depository Receipt                                                     25,723     3,544,372        25,723     3,544,372
    SAIA Inc.                                          13,045       349,606                                    13,045       349,606
    Semiconductor HOLDRs Trust                          5,926       201,484                                     5,926       201,484
    Sirius Satellite Radio Inc.                                                   199,560       764,315       199,560       764,315
    Superior Industries International Inc.             20,318       343,374                                    20,318       343,374
    Tech Data Corp.                                     3,128       123,087                                     3,128       123,087
    Valmont Industries Inc.                             8,036       448,409                                     8,036       448,409
    Vitesse Semiconductor Corp.                           196           229                                       196           229
    Washington Mutual Inc.                                                         25,660     1,085,418        25,660     1,085,418
    Whiting Petroleum Corp.                             8,140       363,125                                     8,140       363,125
                                                               ------------                ------------                ------------
                                                                 11,948,351                  16,736,851                  28,685,202
                                                               ------------                ------------                ------------
    TOTAL SECURITIES SOLD SHORT
     (PROCEEDS $39,817,100)                                    $ 12,586,426                $ 29,582,198                $ 42,168,624
                                                               ------------                ------------                ------------

    SELECTED PORTFOLIO ABBREVIATIONS:

    ADR - American Depository Receipt
    GDR - Global Depository Receipt
    HOLDRS - Holding Company Depository Receipts
    SPDR - S&P Depository Receipt

a     Non-income producing for the twelve months ended October 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
      October 31, 2006, the value of this security was $226,953, representing 0.11% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the value of this security was $1,028,397, representing 0.48% of net assets.

d A portion or all of the security is held in connection with open option contracts.

e     Rounds to less than 0.1% of net assets.

      See notes to Pro Forma combining statements

                                                           -----------------------------------------------------------------------
                                                                                                                 TEMPLETON GLOBAL
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES     FRANKLIN U.S.    TEMPLETON GLOBAL    PRO FORMA     LONG SHORT FUND PRO
AS OF ENDED OCTOBER 31, 2006 (UNAUDITED)            LONG SHORT FUND   LONG SHORT FUND    ADJUSTMENTS       FORMA COMBINED
                                                           -----------------------------------------------------------------------
Assets:
Investments in securities:
  Cost - Unaffiliated issuers                                $ 19,750,753      $150,216,867                        $169,967,620
  Cost - Sweep Money Fund                                       8,419,824                --                        $  8,419,824
  Cost - Repurchase agreements                                 13,593,892                --                        $ 13,593,892
                                                             ------------------------------------------------------------------
  Total cost of investments                                  $ 41,764,469      $150,216,867                        $191,981,336
                                                             ==================================================================

  Value - Unaffiliated issuers (includes securities
    segregated with broker for securities sold short
    in the amount of $20,421,591)                            $ 22,493,121      $181,171,647                        $203,664,768
  Value - Sweep Money Fund                                      8,419,824                --                           8,419,824
  Value - Repurchase agreements                                13,593,892                --                          13,593,892
                                                             ------------------------------------------------------------------
  Total value of investments                                 $ 44,506,837      $181,171,647                        $225,678,484
Cash                                                               24,458             2,698                              27,156
Foreign currency, at value (cost $1,476,229)                           --         1,433,110                           1,433,110
Receivables:
   Investment securities sold                                   1,713,715         2,570,092                           4,283,807
   Capital shares sold                                            111,086         2,161,278                           2,272,364
   Dividends and interest                                           1,707           151,528                             153,235
Cash on deposit with brokers for securities sold short            866,042        30,279,267                          31,145,309
                                                             ------------------------------------------------------------------
  Total assets                                               $ 47,223,845      $217,769,620                        $264,993,465
                                                             ------------------------------------------------------------------

Liabilities:
Payables:
  Investment securities purchased                                 796,921         7,282,578                           8,079,499
  Capital shares redeemed                                         153,591           566,132                             719,723
  Affiliates                                                       35,309           309,321                             344,630
  Notes
  Accrued interest
  Variation margin
  Accrued swap premium
  Dividends on securities sold short
  Distributions to shareholders
Funds advanced by custodian
Foreign currency advanced by custodian
Foreign currency advanced by custodian
Options written, at value (premiums received $128,060
  and $68,762 respectively)                                         1,900            92,592                              94,492
Securities sold short, at value (proceeds $11,711,396
  and $28,105,704 respectively)                                12,586,426        29,582,198                          42,168,624
Payable upon return of securities loaned
Unrealized loss on forward exchange contracts
Unrealized loss on swap agreements
Deferred tax                                                           --           100,265                             100,265
Accrued expenses and other liabilities                             58,920            48,117           59,685            166,722
                                                             ------------------------------------------------------------------
  Total liabilities                                            13,633,067        37,981,203           59,685         51,673,955
                                                             ------------------------------------------------------------------
    Net assets, at value                                     $ 33,590,778      $179,788,417                        $213,319,510
                                                             ==================================================================

Paid-in capital                                              $ 93,473,672      $146,731,318                        $240,204,990
Undistributed net investment income                               768,733         2,205,825          (59,685)         2,914,873
Net unrealized appreciation (depreciation)                      1,993,878        29,286,364                          31,280,242
Accumulated net realized gain (loss)                          (62,645,505)        1,564,910                         (61,080,595)
                                                             ------------------------------------------------------------------
    Net assets, at value                                     $ 33,590,778      $179,788,417                        $213,319,510
                                                             ==================================================================

CLASS A:

Net assets, at value                                         $ 33,590,778      $141,335,469          (53,302)      $174,872,945
                                                             ==================================================================
Shares outstanding                                              2,068,459        10,878,377          517,513 a       13,464,349
                                                             ==================================================================
Net asset value per share *                                  $      16.24      $      12.99                        $      12.99
                                                             ==================================================================
Maximum offering price per share (net asset value
  per share -:- 94.25%)                                      $      17.23      $      13.78                        $      13.78
                                                             ==================================================================

CLASS B:
Net assets, at value                                                           $ 34,799,109           (5,776)      $ 34,793,333
                                                             ==================================================================
Shares outstanding                                                                2,729,212                           2,729,212
                                                             ==================================================================
Net asset value per share *                                                    $      12.75                        $      12.75
                                                             ==================================================================

CLASS C:
Net assets, at value                                                           $  3,653,839             (607)      $  3,653,232
                                                             ==================================================================
Shares outstanding                                                                  281,123                             281,123
                                                             ==================================================================
Net asset value per share *                                                    $      13.00                        $      13.00
                                                             ==================================================================

a- See Note 2 in the accompanying notes to Pro Forma combining financial statements

* Redemption price is equal to net asset value less any applicale contingent deferred sales charges, if applicable, and redemption fees retained by the Funds. See notes to Pro Forma combining statements

                                                                                                                    TEMPLETON GLOBAL
                                                                                    TEMPLETON                        LONG-SHORT FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS                   FRANKLIN U.S. LONG-  GLOBAL LONG-      PRO FORMA          PRO FORMA
FOR THE YEAR ENDED OCTOBER 31, 2006 (UNAUDITED)                  SHORT FUND    a    SHORT FUND      ADJUSTMENTS          COMBINED

Investment income:
  Dividends:

     Unaffiliated issuers ( net of foreign taxes of 0
       and $238,290 respectively)                                    $450,620       $3,634,018                           $4,084,638
     Sweep Money Fund                                                 468,787               --                              468,787
  Interest                                                            512,262        1,419,119                            1,931,381
  Other income                                                        100,536              218                              100,754
                                                                 ----------------------------------------------        ------------
     Total investment income                                        1,532,205        5,053,355               --           6,585,560
                                                                 ------------------------------------------------------------------

Expenses:
  Management fees                                                     159,257          857,840           30,815  b        1,047,912
  Administrative fees                                                  77,194          294,574                              371,768
  Distribution fees                                                        --                                                    --
    Class A                                                            94,676          301,219           11,556  c          407,451
    Class B                                                                --          355,091                              355,091
  Transfer agent fees                                                 134,984          173,025                              308,009
  Custodian fees                                                        1,501           66,408                               67,909
  Reports to shareholders                                              35,705           38,358                               74,063
  Registration and filing fees                                         17,950           79,351                               97,301
  Professional fees                                                    48,957           59,735          (15,000) d           93,692
Trustees' fees and expenses                                             1,073            7,047                                8,120
Dividends on securities sold short                                    142,018          396,046          107,254  e          645,318
  Other                                                                 6,110           11,568                               17,678
                                                                 ------------------------------------------------------------------
       Total expenses                                                 719,425        2,640,262          134,625           3,494,312
       Expense reductions                                                (728)          (3,856)                              (4,584)
                                                                 ------------------------------------------------------------------
          Net expenses                                                718,697        2,636,406          134,625           3,489,728
                                                                 ------------------------------------------------------------------
            Net investment income                                     813,508        2,416,949                            3,095,832
                                                                 ------------------------------------------------------------------

Realized and unrealized gains (losses):
  Net realized gain (loss) from:
     Investments                                                      430,239       10,064,878                           10,495,117
     Foreign currency transactions                                      3,529           11,034                               14,563
     Securities sold short                                             88,852       (7,483,813)                          (7,394,961)
                                                                 ------------------------------------------------------------------
          Net realized gain (loss)                                    522,620        2,592,099               --           3,114,719
                                                                 ------------------------------------------------------------------

  Net change in unrealized appreciation (depreciation) on:
     Investments                                                   (2,389,378)      15,743,885                           13,354,507
     Translation of assets and liabilities denominated in
       foreign currencies                                                 151          (25,867)                             (25,716)
  Change in deferred taxes on unrealized appreciation
    (depreciation)                                                         --         (100,265)                            (100,265)
                                                                 ------------------------------------------------------------------
          Net unrealized appreciation (depreciation)               (2,389,227)      15,617,753                           13,228,526
                                                                 ------------------------------------------------------------------
Net realized and unrealized gain (loss)                            (1,866,607)      18,209,852                           16,343,245
                                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      ($1,053,099)     $20,626,801                          $19,573,702
                                                                 ==================================================================

      a- For the Franklin US Long Short fund amounts are based on the annualization of the amounts based on the October 31,2006 Semi Annual Financial Statements. Figures for the Templeton Global Long Short derived from the October 31, 2006 annual report. Projected Expenses based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $59,865 to be borne by the Funds. Franklin US Long Short Fund amounts are based on the annualization of the amounts based on the October 31,2006 Semi Annual Financial Statements. Figures for the Templeton Global Long Short Fund are derived from the October 31, 2006 annual report. Projected Expenses are based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $59,865 to be borne by the Funds.


      b- Pro Forma adjustment for difference in Management fee schedule. The Pro Forma combined management fees will be .58% of the average daily net assets.

      c- Pro Forma adjustment for difference in 12B-1 agreeement. Pro Forma combined Class A distrubtion fees will be .28% of the average net assets for Class A.

      d-    Pro Forma adjustment for removal of duplicative professional fees.

      e-    Pro Forma adjustment for estimated increase in dividend expenses.

            See notes to Pro Forma combining statements


FRANKLIN U.S. LONG-SHORT FUND
TEMPLETON GLOBAL LONG-SHORT FUND

NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.  BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin U.S. Long-Short Fund, the Templeton Global Long-Short Fund will acquire all the net assets of the Franklin U.S. Long-Short Fund in exchange for the Class A shares of the Templeton Global Long-Short Fund. The reorganization will be accounted for by the method of accounting for tax-free business combinations of investment companies. The Pro Forma Combining Statement of Assets and Liabilities reflects the financial position of the Templeton Global Long-Short Fund and the Franklin U.S. Long-Short Fund at October 31, 2006 as though the reorganization occurred as of that date. The Pro Forma Combining Statement of Operations reflects the results of operation of the Franklin U.S. Long-Short Fund and the Templeton Global Long-Short Fund for the period November 1, 2005 to October 31, 2006 and pro forma adjustments were computed as though the reorganization occurred on November 1, 2005. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.  SHARES OF BENEFICIAL INTEREST

The number of Class A shares issued was calculated by dividing the net assets of the Franklin U.S. Long-Short Fund at October
31, 2006 by the Class A net asset value per share of the Templeton Global Long-Short Fund at October 31, 2006.


PRO FORMA COMBINING FINANCIAL STATEMENTS

The following unaudited Pro Forma Combining Statements gives effect to the proposed reorganization, accounted as if the reorganization had occurred as of October 31, 2006. In addition, each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined proxy statement/prospectus.

The Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the Templeton Global Long-Short Fund and the Franklin U.S. Long Short Fund which are incorporated by reference in this Statement of Additional Information. The combination will be accounted for as a tax-free reorganization.



                                    PART C

                               OTHER INFORMATION

Item 15. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 11(a) and 14(a):

   (1) Copies of the charter of the Registrant as now in effect;

           (a) Certificate of Trust of Franklin International Trust dated March 19, 1991
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Agreement and Declaration of Trust of Franklin International Trust dated March 19, 1991
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (c) Certificate of Amendment to the Certificate of Trust of Franklin International Trust dated August 20, 1991
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (d) Certificate of Amendment to the Certificate of Trust of Franklin International Trust dated
                 May 14, 1992
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-4134
                 Filing Date: December 29, 1995

           (e) Certificate of Amendment of Agreement and Declaration of Trust of Franklin International Trust dated December 14, 1995
                 Filing: Post-Effective Amendment No. 7 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: July 23, 1996

           (f)   Certificate of Amendment of Agreement and
                 Declaration Trust of Franklin Templeton
                 International Trust dated July 19, 2001
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

   (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a)   By-Laws of Franklin International Trust
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Amendment to By-Laws of Franklin International Trust dated April 19, 1994
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (c) Amendment dated October 10, 2002 to the By-Laws of Franklin Templeton International Trust
                 Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2004

           (d)   Amendment dated May 12, 2004 to the By-Laws
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 30, 2004

           (e)   Amendment dated July 13, 2006 to the By-Laws
                 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2007

   (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

   (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a)  Form of Agreement and Plan of Reorganization (included in Part
                A)

   (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

   (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;


           (a) Management Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Franklin Advisers, Inc. dated September 20, 1991
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b)   Management Agreement between Registrant, on    behalf of
                 Templeton Global Long-Short Fund, and Franklin Advisers, Inc. dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (c) Templeton Global Long-Short Fund Subadvisory Agreement between Franklin Advisers, Inc. and Templeton Global Advisors Limited dated July 1, 2001
                 Filing: Post Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2003

           (d) Interpretive Addendum dated January 19, 2005, to Investment Advisory Agreement between Registrant, on behalf on Templeton Global Long-Short Fund and Franklin Advisers, Inc. dated July 1, 2001
                 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                 File No. 033-42340
                 Filing Date: February 27, 2007

   (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2001

           (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                 Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1998

   (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

   (9) Copies of all custodian agreements and depository contracts under
       Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Chase Manhattan Bank, NT & SA dated July 28, 1995
                 Filing: Post Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2003

           (b) Amendment to Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Chase Manhattan Bank, N.A. dated July 24, 1996
                 Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: January 2, 1998

           (c) Amendment dated as of May 1, 2001, to the Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and The Chase Manhattan Bank
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (d) Custody Agreement between Chase Manhattan Bank, N.A. and Registrant, on behalf of Templeton Global Long-Short Fund, dated July 11, 2001
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002


   (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated
                 July 1, 1993
                 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (c) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2000

           (d) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (e) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (f) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of and Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2001

            (g) Multiple Class Plan for Templeton Foreign Smaller Companies Fund dated April 16, 1998
                 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2000

            (h) Multiple Class Plan for Templeton Global Long-Short Fund dated May 15, 2001
                 Filing: Post Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2003

   (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)  Opinion and Consent of Counsel dated March 14, 2007

   (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            To be filed by amendment

   (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;


            (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. on behalf of Templeton Foreign Smaller Companies Fund and Franklin Templeton Services, LLC
                 Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2001

            (b) Administration Agreement between Registrant on behalf of Templeton Global Long-Short Fund and Franklin Templeton Services, LLC dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

   (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a)  Consent of Independent Registered Public Accounting Firm

   (15) All financial statements omitted pursuant to Item 14(a)(1);

            Not Applicable.

   (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a)  Power of Attorney dated October 17, 2006
                 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2007

   (17) Any additional exhibits which the Registrant may wish to file.


             Not Applicable.

Item 17.   UNDERTAKINGS

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of March, 2007.


                               FRANKLIN TEMPLETON INTERNATIONAL TRUST
                               (Registrant)



                               By: /s/ DAVID P. GOSS
                                   David P. Goss,
                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*             Trustee, Chief Executive
Rupert H. Johnson, Jr.              Officer-Investment Management
                                    Dated: March 23, 2007

JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
Jimmy D. Gambill                    and Administration
                                    Dated: March 23, 2007

GALEN VETTER*                       Chief Financial Officer
Galen Vetter                        Dated: March 23, 2007

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: March 23, 2007

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated: March 23, 2007

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: March 23, 2007

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: March 23, 2007

JOHN B. WILSON*                     Trustee
John B. Wilson                      Dated: March 23, 2007


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (pursuant to Power of Attorney previously filed)



                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                          N-14 REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION                             LOCATION

EX-99.(1)(a)       Certificate of Trust for Franklin           *
                   International Trust dated
                   March 19, 1991

EX-99.(1)(b)       Agreement and Declaration of Trust of       *
                   Franklin International Trust dated
                   March 19, 1991

EX-99.(1)(c)       Certificate of Amendment to the             *
                   Certificate of Trust of Franklin
                   International Trust dated
                   August 20, 1991

EX-99.(1)(d)       Certificate of Amendment to the             *
                   Certificate of Trust of Franklin
                   International Trust dated
                   May 14, 1992

EX-99.(1)(e)       Certificate of Amendment of Agreement       *
                   and Declaration of Trust of Franklin
                   International Trust dated December 14,
                   1995

EX-99.(1)(f)       Certificate of Amendment of Agreement       *
                   and Declaration of Trust of Franklin
                   Templeton International Trust dated
                   July 19, 2001

EX-99.(2)(a)       By-Laws of Franklin International Trust     *

EX-99.(2)(b)       Amendment to By-Laws of Franklin            *
                   International Trust dated
                   April 19, 1994

EX-99.(2)(c)       Amendment dated October 10, 2002 to         *
                   the By-Laws of Franklin Templeton
                   International Trust

EX-99.(2)(d)       Amendment dated May 12, 2004 to the         *
                   By-Laws

EX-99.(2)(e)       Amendment dated July 13, 2006 to the        *
                   By-Laws of Franklin Templeton
                   International Trust

EX-99.(4)(a)       Form of Agreement and Plan of           Included
                   Reorganization                          in Part A

EX-99.(6)(a)       Management Agreement between                *
                   Registrant, on behalf of Templeton
                   Foreign Smaller Companies Fund and
                   Franklin Advisers, Inc. dated
                   September 20, 1991

EX-99.(6)(b)       Management Agreement between                *
                   Registrant, on behalf of Templeton
                   Global Long-Short Fund, and Franklin
                   Advisers, Inc. dated
                   July 1, 2001

EX-99.(6)(c)       Templeton Global Long-Short Fund            *
                   Subadvisory Agreement between Franklin
                   Advisers, Inc. and Templeton Global
                   Advisors Limited dated July 1, 2001

EX-99.(6)(d)       Interpretive Addendum dated January         *
                   19, 2005, to Investment Advisory
                   Agreement between Registrant, on
                   behalf of Templeton Global Long-Short
                   Fund and Franklin Advisers, Inc. dated
                   July 1, 2001

EX-99.(7)(a)       Amended and Restated Distribution           *
                   Agreement between Registrant and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000

EX-99.(7)(b)       Forms of Dealer Agreements between          *
                   Franklin/Templeton Distributors, Inc.
                   and Securities Dealers dated March 1,
                   1998

EX-99.(9)(a)       Custody Agreement between Registrant,       *
                   on behalf of Templeton Foreign Smaller
                   Companies Fund and Chase Manhattan
                   Bank, NT & SA dated July 28, 1995

EX-99.(9)(b)       Amendment to Custody Agreement between      *
                   Registrant, on behalf of Templeton
                   Foreign Smaller Companies Fund, and
                   Chase Manhattan Bank, N.A. dated July
                   24, 1996

EX-99.(9)(c)       Amendment dated as of May 1, 2001 to        *
                   the custody agreement between
                   Registrant, on behalf of Templeton
                   Foreign Smaller Companies Fund, and
                   The Chase Manhattan Bank

EX-99.(9)(d)       Custody Agreement between Chase             *
                   Manhattan Bank, N.A. and Registrant,
                   on behalf of Templeton Global
                   Long-Short Fund, dated July 11, 2001

EX-99.(10)(a)      Amended and Restated Distribution Plan      *
                   Pursuant to Rule 12b-1 between the
                   Registrant, on behalf of Templeton
                   Foreign Smaller Companies Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated July 1, 1993

EX-99.(10)(b)      Class A Distribution Plan pursuant to       *
                   Rule 12b-1 between the Registrant, on
                   behalf of Templeton Global Long-Short
                   Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 1, 2001

EX-99.(10)(c)      Class B Distribution Plan pursuant to       *
                   Rule 12b-1 between the Registrant, on
                   behalf of Templeton Foreign Smaller
                   Companies Fund and Franklin/Templeton
                   Distributors, Inc. dated October 16,
                   1998

EX-99.(10)(d)      Class B Distribution Plan pursuant to       *
                   Rule12b-1 between the Registrant, on
                   behalf of Templeton Global Long-Short
                   Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 1, 2001

EX-99.(10)(e)      Class C Distribution Plan pursuant to       *
                   Rule 12b-1 between the Registrant, on
                   behalf of Templeton Global Long-Short
                   Fund, and Franklin/Templeton
                   Distributors, Inc. dated October 31,
                   2000

EX-99.(10)(f)      Class C Distribution Plan pursuant to       *
                   Rule 12b-1 between the Registrant, on
                   behalf of and Templeton Foreign
                   Smaller Companies Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000

EX-99.(10)(g)      Multiple Class Plan for Templeton           *
                   Foreign Smaller Companies Fund dated
                   April 16, 1998

EX-99.(10)(h)      Multiple Class Plan for Templeton           *
                   Global Long-Short Fund dated
                   May 15, 2001

EX-99.(11)(a)      Opinion and Consent of Counsel dated    Attached
                   March 14, 2007

EX-99.(12)(a)      Opinion and consent of counsel          To be
                   supporting tax matters                  filed by
                                                           amendment

EX-99.(13)(a)      Subcontract for Fund Administrative         *
                   Services dated January 1, 2001 between
                   Franklin Advisers, Inc. and Franklin
                   Templeton Services, LLC

EX-99.(13)(b)      Administrative Agreement between            *
                   Registrant on behalf of Templeton
                   Global Long Short Fund and Franklin
                   Templeton Services, LLC dated July 1,
                   2001

EX-99.(14)(a)      Consent of Independent Registered        Attached
                   Public-Accounting Firm

EX-99.(16)(a)      Power of Attorney dated October 17,         *
                   2006



* Incorporated by reference.